United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: 10/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	60.9%
Commercial Paper	31.6%
Municipal Notes	5.6%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.5%
8-30 Days	3.5%
31-90 Days	15.0%
91-180 Days	8.3%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.1%
		California—98.1%
$1,140,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	$1,140,000
7,080,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Certificates (Series 2018-XL0085) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 11/7/2019	7,080,000
2,890,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	2,890,000
670,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	670,000
3,700,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.120%, 11/7/2019	3,700,000
10,000,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.300%, Mandatory Tender 12/5/2019	10,000,000
22,265,000		Allan Hancock, CA Joint CCD, Tender Option Bond Trust Receipts (Series 2019-XF0769) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	22,265,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.220%, 11/7/2019	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	3,365,000
8,700,000		Bay Area Toll Authority, CA, (2019 Series D) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.900%, 11/1/2019	8,700,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	3,320,000
5,295,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.180%, 11/7/2019	5,295,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,395,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 1.140%, 11/7/2019	$5,395,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	6,575,000
18,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 1.140%, 11/7/2019	18,700,000
500,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.100%, 11/6/2019	500,000
900,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2005I) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.100%, 11/6/2019	900,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.240%, 11/7/2019	35,000,000
20,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.300%, Mandatory Tender 2/4/2020	20,000,000
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.270%, Optional Tender 11/1/2019	2,500,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	2,295,000
8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.130%, 11/7/2019	8,625,000
1,500,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (2019-XM0770) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	1,500,000
1,750,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 1.170%, 11/7/2019	1,750,000
4,765,000		California Infrastructure & Economic Development Bank (Saddleback Valley Christian Schools), (Series 2010A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.160%, 11/7/2019	4,765,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$9,715,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 1.500%, 11/1/2019	$9,715,000
5,910,000		California Infrastructure & Economic Development Bank (University of California (The Regents of)), Series 2019-XF0748 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	5,910,000
1,860,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.160%, 11/7/2019	1,860,000
18,850,000		California PCFA (Air Products & Chemicals, Inc.), (Series 1997B) Daily VRDNs, 1.070%, 11/1/2019	18,850,000
2,925,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.120%, 11/6/2019	2,925,000
3,060,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/6/2019	3,060,000
9,210,000		California State Department of Water Resources, (Series 1), CP, 1.170%, Mandatory Tender 12/6/2019	9,210,000
1,591,000		California State Department of Water Resources, (Series 1), CP, 1.250%, Mandatory Tender 11/26/2019	1,591,000
9,619,000		California State Department of Water Resources, (Series 1), CP, 1.310%, Mandatory Tender 11/13/2019	9,619,000
7,000,000		California State Department of Water Resources, (Series 1), CP, 1.350%, Mandatory Tender 11/4/2019	7,000,000
8,649,000		California State Department of Water Resources, (Series 2), CP, 1.220%, Mandatory Tender 12/5/2019	8,649,000
15,266,000		California State Department of Water Resources, (Series 2), CP, 1.290%, Mandatory Tender 11/6/2019	15,266,000
4,767,000		California State Department of Water Resources, (Series 2), CP, 1.330%, Mandatory Tender 11/14/2019	4,767,000
1,655,000		California State Municipal Finance Authority (University of La Verne), Tender Option Bond Trust Reeipts (2019-XF0821) Weekly VRDNs, (Toronto Dominion Bank LIQ)/(Toronto Dominion Bank LOC), 1.120%, 11/7/2019	1,655,000
1,320,000		California State Public Works Board (California State), (Series C), 5.000%, 11/1/2020	1,369,619
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	2,235,000
5,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 1.220%, Mandatory Tender 12/3/2019	5,000,000
7,500,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 1/16/2020	7,500,000
16,500,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.290%, Mandatory Tender 11/4/2019	16,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$8,985,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.080%, Mandatory Tender 1/28/2020	$8,985,000
5,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.300%, Mandatory Tender 12/4/2019	5,000,000
10,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.350%, Mandatory Tender 11/6/2019	10,000,000
15,000,000		California State, (Series A-6), CP, (Bank of America N.A. LOC), 1.220%, Mandatory Tender 11/1/2019	15,000,000
2,500,000		California State, RBC Muni Products (Series G-68) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,500,000
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,000,000
2,220,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	2,220,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.250%, Mandatory Tender 4/9/2020	5,045,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 4/9/2020	7,455,000
26,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.300%, Mandatory Tender 4/2/2020	26,230,000
27,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.450%, Mandatory Tender 11/6/2019	27,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.250%, Mandatory Tender 4/14/2020	10,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.350%, Mandatory Tender 1/8/2020	15,000,000
17,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.220%, Mandatory Tender 3/5/2020	17,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.300%, Mandatory Tender 2/11/2020	10,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.340%, Mandatory Tender 12/10/2019	20,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,340,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	$23,340,000
6,310,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	6,310,000
1,875,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.000%, 11/7/2019	1,875,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 1.200%, 11/7/2019	5,600,000
39,725,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 1.160%, 11/7/2019	39,725,000
4,050,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 1.220%, Optional Tender 11/1/2019	4,050,000
25,025,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 1.220%, Optional Tender 11/1/2019	25,025,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.220%, 11/7/2019	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.160%, 11/7/2019	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.160%, 11/7/2019	3,040,000
5,000,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	5,000,000
5,705,000		Coast CCD, CA, Tender Option Bond Trust Receipt (2018-XM0869) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.120%, 11/7/2019	5,705,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 1.160%, 11/7/2019	8,000,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$860,000		Culver City, CA USD, Solar Eclipse (Series 2017-0010) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.100%, 11/1/2019	$860,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,000,000
32,335,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	32,335,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. LOC)/(Morgan Stanley Bank, N.A. LIQ), 1.160%, 11/7/2019	13,710,000
12,920,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	12,920,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	3,425,000
2,500,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (2018-XF0669) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	2,500,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 1.130%, 11/7/2019	22,060,000
1,515,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.160%, 11/7/2019	1,515,000
3,270,000		Huntington Beach, CA City School District, Solar Eclipse (Series 2017-0029) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	3,270,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	3,590,000
3,380,000		Lake Tahoe, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0773) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	3,380,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 1.350%, Mandatory Tender 12/11/2019	$4,000,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 1.170%, 11/7/2019	2,250,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	7,500,000
6,000,000		Los Angeles County, CA TRANs, 5.000%, 6/30/2020	6,147,308
3,225,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	3,225,000
7,520,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2018-XF0732) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.120%, 11/7/2019	7,520,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	3,000,000
10,000,000		Los Angeles, CA TRANs, 5.000%, 6/25/2020	10,243,733
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.190%, 11/7/2019	6,670,000
20,000,000		Metropolitan Water District of Southern California, RBC Muni Products (Series E-138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	20,000,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 1.130%, 11/7/2019	10,000,000
7,740,000		Oakland, CA, Solar Eclipse (Series 2017-0046) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	7,740,000
4,970,000		Ontario-Montclair, CA School District, Tender Option Bond Trust Certificates (Series 2019-XF2805) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	4,970,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,505,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.170%, 11/7/2019	$1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 1.170%, 11/7/2019	17,690,000
7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.220%, 11/7/2019	7,500,000
10,000,000		Riverside County, CA TRANs, 5.000%, 6/30/2020	10,244,851
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	1,000,000
2,012,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	2,012,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 11/7/2019	3,450,000
2,260,000		San Diego County, CA Regional Airport Authority, RBC Muni Products Trust (Series 2019-E135) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,260,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.150%, Mandatory Tender 11/6/2019	15,000,000
5,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.200%, Mandatory Tender 11/6/2019	5,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.250%, Mandatory Tender 11/4/2019	15,000,000
4,510,000		San Diego, CA Public Facilities Authority, (Series A), CP, (Wells Fargo Bank, N.A. LOC), 1.380%, Mandatory Tender 12/12/2019	4,510,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,000,000
9,445,000		San Diego, CA USD, Tender Option Bond Trust Receipts (Series 2019-ZM0755) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	9,445,000
10,000,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 1.240%, Mandatory Tender 1/9/2020	10,000,000
5,800,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 1.220%, Mandatory Tender 11/13/2019	5,800,000
10,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.320%, Mandatory Tender 11/26/2019	10,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	$3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Cetificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.130%, 11/7/2019	2,230,000
3,795,000		San Rafael City, CA High School District, Tender Option Bond Trust Receipts (Series 2018-XF0674) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	3,795,000
871,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	871,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.120%, 11/7/2019	2,985,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.250%, Mandatory Tender 11/7/2019	1,960,000
5,104,000		Savanna, CA Elementary School District, Tender Option Bond Trust Receipts (Series 2019-XF0789) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	5,104,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,000,000
6,940,000		South San Francisco, CA USD, Solar Eclipse (Series 2016-0010) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	6,940,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,490,000
2,450,000		University of California (The Regents of), (Series A), CP, 1.300%, Mandatory Tender 11/20/2019	2,450,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.140%, 11/7/2019	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	1,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	$5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	5,685,000
5,000,000		Ventura County, CA TRANs, 5.000%, 7/1/2020	5,124,621
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,675,000
2,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 1.250%, Mandatory Tender 11/6/2019	2,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	13,585,000
21,860,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.240%, 11/7/2019	21,860,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,350,000
5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	5,087,000
		TOTAL INVESTMENT IN SECURITIES—98.1% (AT AMORTIZED COST)[2]	1,143,511,132
		OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	22,726,087
		TOTAL NET ASSETS—100%	$1,166,237,219
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.006	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.006)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.28%	1.10%	0.56%	0.49%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.28%	0.28%	0.18%[3]	0.08%
Net investment income	1.25%	1.10%	0.58%	0.12%	0.01%
Expense waiver/reimbursement[4]	0.14%	0.19%	0.29%	0.39%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$678,115	$372,325	$156,974	$54,046	$147,528
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.008	0.003	0.001	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.003	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.008)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.003)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	0.85%	0.31%	0.37%	0.02%
Ratios to Average Net Assets:
Net expenses	0.53%	0.53%	0.53%	0.31%[3]	0.08%
Net investment income	1.02%	0.82%	0.30%	0.05%	0.01%
Expense waiver/reimbursement[4]	0.21%	0.27%	0.38%	0.55%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,624	$140,179	$150,916	$163,198	$259,239
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.31% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.007	0.002	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.007	0.002	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.007)	(0.002)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.88%	0.70%	0.16%	0.34%	0.02%
Ratios to Average Net Assets:
Net expenses	0.68%	0.68%	0.68%	0.20%[3]	0.08%
Net investment income	0.87%	0.68%	0.16%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.28%	0.34%	0.42%	0.90%	1.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$207,071	$15,140	$8,242	$6,170	$114,582
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.20% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.001)	0.000[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.003	0.000[1]	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.003)	(0.000)[1]	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.53%	0.35%	0.01%	0.32%	0.02%
Ratios to Average Net Assets:
Net expenses	1.03%	1.03%	0.83%	0.33%[3]	0.08%
Net investment income	0.56%	0.32%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.34%	0.40%	0.70%	1.18%	1.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,190	$38,713	$51,752	$55,103	$108,116
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.010	0.005	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.010	0.005	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.012)	(0.010)	(0.005)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.010)	(0.005)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.18%	1.00%	0.46%	0.43%	0.02%
Ratios to Average Net Assets:
Net expenses	0.38%	0.38%	0.38%	0.24%[3]	0.08%
Net investment income	1.18%	0.99%	0.49%	0.07%	0.01%
Expense waiver/reimbursement[4]	0.24%	0.29%	0.36%	0.52%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,238	$130,769	$89,382	$29,806	$142,057
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.24% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$1,143,511,132
Cash		216,530
Income receivable		3,570,116
Receivable for investments sold		27,019,689
Receivable for shares sold		352,226
TOTAL ASSETS		1,174,669,693
Liabilities:
Payable for investments purchased	$7,975,924
Payable for shares redeemed	68,766
Income distribution payable	38,796
Payable for investment adviser fee (Note 5)	5,348
Payable for administrative fees (Note 5)	2,519
Payable for distribution services fee (Note 5)	35,946
Payable for other service fees (Notes 2 and 5)	89,651
Accrued expenses (Note 5)	215,524
TOTAL LIABILITIES		8,432,474
Net assets for 1,166,084,309 shares outstanding		$1,166,237,219
Net Assets Consist of:
Paid-in capital		$1,166,084,274
Total distributable earnings (loss)		152,945
TOTAL NET ASSETS		$1,166,237,219
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$678,114,710 ÷ 678,025,793 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$146,623,975 ÷ 146,604,774 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$207,071,155 ÷ 207,043,993 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$21,189,685 ÷ 21,186,905 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$113,237,694 ÷ 113,222,844 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$16,064,297
Expenses:
Investment adviser fee (Note 5)		$3,111,884
Administrative fee (Note 5)		824,950
Custodian fees		35,632
Transfer agent fee (Note 2)		511,030
Directors'/Trustees' fees (Note 5)		6,503
Auditing fees		22,100
Legal fees		22,013
Portfolio accounting fees		188,826
Distribution services fee (Note 5)		603,701
Other service fees (Notes 2 and 5)		1,072,286
Share registration costs		84,177
Printing and postage		33,239
Miscellaneous (Note 5)		10,664
TOTAL EXPENSES		6,527,005
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,406,425)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(624,006)
TOTAL WAIVERS AND REIMBURSEMENT		(2,030,431)
Net expenses			4,496,574
Net investment income			11,567,723
Net realized gain on investments			145,600
Change in net assets resulting from operations			$11,713,323
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,567,723	$5,300,843
Net realized gain	145,600	3,755
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,713,323	5,304,598
Distributions to Shareholders:
Wealth Shares	(6,640,086)	(2,851,723)
Service Shares	(1,426,554)	(1,249,846)
Cash II Shares	(1,781,234)	(66,475)
Cash Series Shares	(180,824)	(154,594)
Capital Shares	(1,539,217)	(1,098,975)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,567,915)	(5,421,613)
Share Transactions:
Proceeds from sale of shares	2,159,241,595	1,520,329,634
Net asset value of shares issued to shareholders in payment of distributions declared	10,844,983	4,707,102
Cost of shares redeemed	(1,701,119,445)	(1,285,061,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	468,967,133	239,975,457
Change in net assets	469,112,541	239,858,442
Net Assets:
Beginning of period	697,124,678	457,266,236
End of period	$1,166,237,219	$697,124,678
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Annual Shareholder Report

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $2,030,431 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$23,020	$(11,877)
Service Shares	109,293	(106,372)
Cash II Shares	207,881	(203,653)
Cash Series Shares	35,058	(34,358)
Capital Shares	135,778	(133,051)
TOTAL	$511,030	$(489,311)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$349,726
Cash II Shares	511,164
Cash Series Shares	81,125
Capital Shares	130,271
TOTAL	$1,072,286
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,141,963,195	$1,141,963,195	793,990,467	$793,990,467
Shares issued to shareholders in payment of distributions declared	6,228,549	6,228,549	2,428,846	2,428,846
Shares redeemed	(842,486,518)	(842,486,518)	(581,029,754)	(581,029,754)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	305,705,226	$305,705,226	215,389,559	$215,389,559

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	287,493,797	$287,493,797	266,596,451	$266,596,451
Shares issued to shareholders in payment of distributions declared	1,136,043	1,136,043	995,909	995,909
Shares redeemed	(282,202,706)	(282,202,706)	(278,290,000)	(278,290,000)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	6,427,134	$6,427,134	(10,697,640)	$(10,697,640)

Year Ended October 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	428,844,355	$428,844,355	51,679,593	$51,679,593
Shares issued to shareholders in payment of distributions declared	1,779,068	1,779,068	65,516	65,516
Shares redeemed	(238,718,930)	(238,718,930)	(44,845,496)	(44,845,496)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	191,904,493	$191,904,493	6,899,613	$6,899,613
Annual Shareholder Report

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	58,735,459	$58,735,459	82,594,934	$82,594,934
Shares issued to shareholders in payment of distributions declared	176,116	176,116	152,128	152,128
Shares redeemed	(76,436,872)	(76,436,872)	(95,772,462)	(95,772,462)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,525,297)	$(17,525,297)	(13,025,400)	$(13,025,400)

Year Ended October 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	242,204,789	$242,204,789	325,468,189	$325,468,189
Shares issued to shareholders in payment of distributions declared	1,525,207	1,525,207	1,064,703	1,064,703
Shares redeemed	(261,274,419)	(261,274,419)	(285,123,567)	(285,123,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,544,423)	$(17,544,423)	41,409,325	$41,409,325
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	468,967,133	$468,967,133	239,975,457	$239,975,457
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$11,564,154	$5,299,208
Ordinary income[1]	$289	$50,370
Long-term capital gains	$3,472	$72,035
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$7,361
Undistributed ordinary income[2]	$14,260
Undistributed long-term capital gains	$131,324
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $1,406,425 of its fee and voluntarily reimbursed $489,311 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$408,930	$(102,233)
Cash Series Shares	194,771	(32,462)
TOTAL	$603,701	$(134,695)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $384 fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $2,152 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $488,560,000 and $481,785,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 48.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.4% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $3,472.
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.90	$1.42
Service Shares	$1,000	$1,004.70	$2.68
Cash II Shares	$1,000	$1,003.90	$3.43
Cash Series Shares	$1,000	$1,002.10	$5.20
Capital Shares	$1,000	$1,005.40	$1.92
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.80	$1.43
Service Shares	$1,000	$1,022.50	$2.70
Cash II Shares	$1,000	$1,021.80	$3.47
Cash Series Shares	$1,000	$1,020.00	$5.24
Capital Shares	$1,000	$1,023.30	$1.94
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.53%
Cash II Shares	0.68%
Cash Series Shares	1.03%
Capital Shares	0.38%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated California Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
29366 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	60.9%
Commercial Paper	31.6%
Municipal Notes	5.6%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.5%
8-30 Days	3.5%
31-90 Days	15.0%
91-180 Days	8.3%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.1%
		California—98.1%
$1,140,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	$1,140,000
7,080,000		Alameda Corridor Transportation Authority, CA, Tender Option Bond Trust Certificates (Series 2018-XL0085) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 11/7/2019	7,080,000
2,890,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	2,890,000
670,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	670,000
3,700,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.120%, 11/7/2019	3,700,000
10,000,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.300%, Mandatory Tender 12/5/2019	10,000,000
22,265,000		Allan Hancock, CA Joint CCD, Tender Option Bond Trust Receipts (Series 2019-XF0769) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	22,265,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.220%, 11/7/2019	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	3,365,000
8,700,000		Bay Area Toll Authority, CA, (2019 Series D) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.900%, 11/1/2019	8,700,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	3,320,000
5,295,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.180%, 11/7/2019	5,295,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,395,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 1.140%, 11/7/2019	$5,395,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/7/2019	6,575,000
18,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 1.140%, 11/7/2019	18,700,000
500,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2004K) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.100%, 11/6/2019	500,000
900,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), (Series 2005I) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.100%, 11/6/2019	900,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.240%, 11/7/2019	35,000,000
20,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.300%, Mandatory Tender 2/4/2020	20,000,000
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.270%, Optional Tender 11/1/2019	2,500,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	5,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	2,295,000
8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.130%, 11/7/2019	8,625,000
1,500,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (2019-XM0770) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	1,500,000
1,750,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 1.170%, 11/7/2019	1,750,000
4,765,000		California Infrastructure & Economic Development Bank (Saddleback Valley Christian Schools), (Series 2010A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.160%, 11/7/2019	4,765,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$9,715,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 1.500%, 11/1/2019	$9,715,000
5,910,000		California Infrastructure & Economic Development Bank (University of California (The Regents of)), Series 2019-XF0748 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	5,910,000
1,860,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.160%, 11/7/2019	1,860,000
18,850,000		California PCFA (Air Products & Chemicals, Inc.), (Series 1997B) Daily VRDNs, 1.070%, 11/1/2019	18,850,000
2,925,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.120%, 11/6/2019	2,925,000
3,060,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 1.120%, 11/6/2019	3,060,000
9,210,000		California State Department of Water Resources, (Series 1), CP, 1.170%, Mandatory Tender 12/6/2019	9,210,000
1,591,000		California State Department of Water Resources, (Series 1), CP, 1.250%, Mandatory Tender 11/26/2019	1,591,000
9,619,000		California State Department of Water Resources, (Series 1), CP, 1.310%, Mandatory Tender 11/13/2019	9,619,000
7,000,000		California State Department of Water Resources, (Series 1), CP, 1.350%, Mandatory Tender 11/4/2019	7,000,000
8,649,000		California State Department of Water Resources, (Series 2), CP, 1.220%, Mandatory Tender 12/5/2019	8,649,000
15,266,000		California State Department of Water Resources, (Series 2), CP, 1.290%, Mandatory Tender 11/6/2019	15,266,000
4,767,000		California State Department of Water Resources, (Series 2), CP, 1.330%, Mandatory Tender 11/14/2019	4,767,000
1,655,000		California State Municipal Finance Authority (University of La Verne), Tender Option Bond Trust Reeipts (2019-XF0821) Weekly VRDNs, (Toronto Dominion Bank LIQ)/(Toronto Dominion Bank LOC), 1.120%, 11/7/2019	1,655,000
1,320,000		California State Public Works Board (California State), (Series C), 5.000%, 11/1/2020	1,369,619
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	2,235,000
5,000,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 1.220%, Mandatory Tender 12/3/2019	5,000,000
7,500,000		California State, (Series 2011 A-5), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 1/16/2020	7,500,000
16,500,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.290%, Mandatory Tender 11/4/2019	16,500,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$8,985,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.080%, Mandatory Tender 1/28/2020	$8,985,000
5,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.300%, Mandatory Tender 12/4/2019	5,000,000
10,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 1.350%, Mandatory Tender 11/6/2019	10,000,000
15,000,000		California State, (Series A-6), CP, (Bank of America N.A. LOC), 1.220%, Mandatory Tender 11/1/2019	15,000,000
2,500,000		California State, RBC Muni Products (Series G-68) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,500,000
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,000,000
2,220,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	2,220,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.250%, Mandatory Tender 4/9/2020	5,045,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 4/9/2020	7,455,000
26,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.300%, Mandatory Tender 4/2/2020	26,230,000
27,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.450%, Mandatory Tender 11/6/2019	27,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.250%, Mandatory Tender 4/14/2020	10,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.350%, Mandatory Tender 1/8/2020	15,000,000
17,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.220%, Mandatory Tender 3/5/2020	17,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.300%, Mandatory Tender 2/11/2020	10,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.340%, Mandatory Tender 12/10/2019	20,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,340,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	$23,340,000
6,310,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 1.030%, 11/7/2019	6,310,000
1,875,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.000%, 11/7/2019	1,875,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 1.200%, 11/7/2019	5,600,000
39,725,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 1.160%, 11/7/2019	39,725,000
4,050,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 1.220%, Optional Tender 11/1/2019	4,050,000
25,025,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 1.220%, Optional Tender 11/1/2019	25,025,000
7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.220%, 11/7/2019	7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.160%, 11/7/2019	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.160%, 11/7/2019	3,040,000
5,000,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	5,000,000
5,705,000		Coast CCD, CA, Tender Option Bond Trust Receipt (2018-XM0869) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.120%, 11/7/2019	5,705,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 1.160%, 11/7/2019	8,000,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$860,000		Culver City, CA USD, Solar Eclipse (Series 2017-0010) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.100%, 11/1/2019	$860,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	4,655,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,000,000
32,335,000		Fairfield-Suisun, CA USD, Solar Eclipse (Series 2016-0002) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	32,335,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. LOC)/(Morgan Stanley Bank, N.A. LIQ), 1.160%, 11/7/2019	13,710,000
12,920,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	12,920,000
3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	3,425,000
2,500,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (2018-XF0669) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	2,500,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 1.130%, 11/7/2019	22,060,000
1,515,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.160%, 11/7/2019	1,515,000
3,270,000		Huntington Beach, CA City School District, Solar Eclipse (Series 2017-0029) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	3,270,000
3,590,000		Imperial Irrigation District, CA, Tender Option Bond Trust Receipts (Series 2018-XM0611) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	3,590,000
3,380,000		Lake Tahoe, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0773) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	3,380,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 1.350%, Mandatory Tender 12/11/2019	$4,000,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 1.170%, 11/7/2019	2,250,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	7,500,000
6,000,000		Los Angeles County, CA TRANs, 5.000%, 6/30/2020	6,147,308
3,225,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	3,225,000
7,520,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2018-XF0732) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.120%, 11/7/2019	7,520,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	3,000,000
10,000,000		Los Angeles, CA TRANs, 5.000%, 6/25/2020	10,243,733
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.190%, 11/7/2019	6,670,000
20,000,000		Metropolitan Water District of Southern California, RBC Muni Products (Series E-138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	20,000,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 1.130%, 11/7/2019	10,000,000
7,740,000		Oakland, CA, Solar Eclipse (Series 2017-0046) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	7,740,000
4,970,000		Ontario-Montclair, CA School District, Tender Option Bond Trust Certificates (Series 2019-XF2805) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	4,970,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,505,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.170%, 11/7/2019	$1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 1.170%, 11/7/2019	17,690,000
7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.220%, 11/7/2019	7,500,000
10,000,000		Riverside County, CA TRANs, 5.000%, 6/30/2020	10,244,851
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	1,000,000
2,012,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	2,012,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 11/7/2019	3,450,000
2,260,000		San Diego County, CA Regional Airport Authority, RBC Muni Products Trust (Series 2019-E135) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	2,260,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.150%, Mandatory Tender 11/6/2019	15,000,000
5,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.200%, Mandatory Tender 11/6/2019	5,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.250%, Mandatory Tender 11/4/2019	15,000,000
4,510,000		San Diego, CA Public Facilities Authority, (Series A), CP, (Wells Fargo Bank, N.A. LOC), 1.380%, Mandatory Tender 12/12/2019	4,510,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,000,000
9,445,000		San Diego, CA USD, Tender Option Bond Trust Receipts (Series 2019-ZM0755) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	9,445,000
10,000,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 1.240%, Mandatory Tender 1/9/2020	10,000,000
5,800,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 1.220%, Mandatory Tender 11/13/2019	5,800,000
10,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.320%, Mandatory Tender 11/26/2019	10,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	$3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Cetificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.130%, 11/7/2019	2,230,000
3,795,000		San Rafael City, CA High School District, Tender Option Bond Trust Receipts (Series 2018-XF0674) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.130%, 11/7/2019	3,795,000
871,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	871,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.120%, 11/7/2019	2,985,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.250%, Mandatory Tender 11/7/2019	1,960,000
5,104,000		Savanna, CA Elementary School District, Tender Option Bond Trust Receipts (Series 2019-XF0789) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	5,104,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,000,000
6,940,000		South San Francisco, CA USD, Solar Eclipse (Series 2016-0010) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.080%, 11/1/2019	6,940,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,490,000
2,450,000		University of California (The Regents of), (Series A), CP, 1.300%, Mandatory Tender 11/20/2019	2,450,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.140%, 11/7/2019	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.120%, 11/7/2019	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 1.120%, 11/7/2019	1,500,000
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	$5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	5,685,000
5,000,000		Ventura County, CA TRANs, 5.000%, 7/1/2020	5,124,621
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,675,000
2,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 1.250%, Mandatory Tender 11/6/2019	2,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.170%, 11/7/2019	13,585,000
21,860,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.240%, 11/7/2019	21,860,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.120%, 11/7/2019	3,350,000
5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 11/7/2019	5,087,000
		TOTAL INVESTMENT IN SECURITIES—98.1% (AT AMORTIZED COST)[2]	1,143,511,132
		OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	22,726,087
		TOTAL NET ASSETS—100%	$1,166,237,219
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.006	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.006)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.28%	1.10%	0.56%	0.49%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.28%	0.28%	0.18%[3]	0.08%
Net investment income	1.25%	1.10%	0.58%	0.12%	0.01%
Expense waiver/reimbursement[4]	0.14%	0.19%	0.29%	0.39%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$678,115	$372,325	$156,974	$54,046	$147,528
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$1,143,511,132
Cash		216,530
Income receivable		3,570,116
Receivable for investments sold		27,019,689
Receivable for shares sold		352,226
TOTAL ASSETS		1,174,669,693
Liabilities:
Payable for investments purchased	$7,975,924
Payable for shares redeemed	68,766
Income distribution payable	38,796
Payable for investment adviser fee (Note 5)	5,348
Payable for administrative fees (Note 5)	2,519
Payable for distribution services fee (Note 5)	35,946
Payable for other service fees (Notes 2 and 5)	89,651
Accrued expenses (Note 5)	215,524
TOTAL LIABILITIES		8,432,474
Net assets for 1,166,084,309 shares outstanding		$1,166,237,219
Net Assets Consist of:
Paid-in capital		$1,166,084,274
Total distributable earnings (loss)		152,945
TOTAL NET ASSETS		$1,166,237,219
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$678,114,710 ÷ 678,025,793 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$146,623,975 ÷ 146,604,774 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$207,071,155 ÷ 207,043,993 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$21,189,685 ÷ 21,186,905 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$113,237,694 ÷ 113,222,844 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$16,064,297
Expenses:
Investment adviser fee (Note 5)		$3,111,884
Administrative fee (Note 5)		824,950
Custodian fees		35,632
Transfer agent fee (Note 2)		511,030
Directors'/Trustees' fees (Note 5)		6,503
Auditing fees		22,100
Legal fees		22,013
Portfolio accounting fees		188,826
Distribution services fee (Note 5)		603,701
Other service fees (Notes 2 and 5)		1,072,286
Share registration costs		84,177
Printing and postage		33,239
Miscellaneous (Note 5)		10,664
TOTAL EXPENSES		6,527,005
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,406,425)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(624,006)
TOTAL WAIVERS AND REIMBURSEMENT		(2,030,431)
Net expenses			4,496,574
Net investment income			11,567,723
Net realized gain on investments			145,600
Change in net assets resulting from operations			$11,713,323
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,567,723	$5,300,843
Net realized gain	145,600	3,755
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,713,323	5,304,598
Distributions to Shareholders:
Wealth Shares	(6,640,086)	(2,851,723)
Service Shares	(1,426,554)	(1,249,846)
Cash II Shares	(1,781,234)	(66,475)
Cash Series Shares	(180,824)	(154,594)
Capital Shares	(1,539,217)	(1,098,975)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,567,915)	(5,421,613)
Share Transactions:
Proceeds from sale of shares	2,159,241,595	1,520,329,634
Net asset value of shares issued to shareholders in payment of distributions declared	10,844,983	4,707,102
Cost of shares redeemed	(1,701,119,445)	(1,285,061,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	468,967,133	239,975,457
Change in net assets	469,112,541	239,858,442
Net Assets:
Beginning of period	697,124,678	457,266,236
End of period	$1,166,237,219	$697,124,678
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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17

the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $2,030,431 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$23,020	$(11,877)
Service Shares	109,293	(106,372)
Cash II Shares	207,881	(203,653)
Cash Series Shares	35,058	(34,358)
Capital Shares	135,778	(133,051)
TOTAL	$511,030	$(489,311)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$349,726
Cash II Shares	511,164
Cash Series Shares	81,125
Capital Shares	130,271
TOTAL	$1,072,286
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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19

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,141,963,195	$1,141,963,195	793,990,467	$793,990,467
Shares issued to shareholders in payment of distributions declared	6,228,549	6,228,549	2,428,846	2,428,846
Shares redeemed	(842,486,518)	(842,486,518)	(581,029,754)	(581,029,754)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	305,705,226	$305,705,226	215,389,559	$215,389,559

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	287,493,797	$287,493,797	266,596,451	$266,596,451
Shares issued to shareholders in payment of distributions declared	1,136,043	1,136,043	995,909	995,909
Shares redeemed	(282,202,706)	(282,202,706)	(278,290,000)	(278,290,000)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	6,427,134	$6,427,134	(10,697,640)	$(10,697,640)

Year Ended October 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	428,844,355	$428,844,355	51,679,593	$51,679,593
Shares issued to shareholders in payment of distributions declared	1,779,068	1,779,068	65,516	65,516
Shares redeemed	(238,718,930)	(238,718,930)	(44,845,496)	(44,845,496)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	191,904,493	$191,904,493	6,899,613	$6,899,613
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20

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	58,735,459	$58,735,459	82,594,934	$82,594,934
Shares issued to shareholders in payment of distributions declared	176,116	176,116	152,128	152,128
Shares redeemed	(76,436,872)	(76,436,872)	(95,772,462)	(95,772,462)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,525,297)	$(17,525,297)	(13,025,400)	$(13,025,400)

Year Ended October 31	2019		2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	242,204,789	$242,204,789	325,468,189	$325,468,189
Shares issued to shareholders in payment of distributions declared	1,525,207	1,525,207	1,064,703	1,064,703
Shares redeemed	(261,274,419)	(261,274,419)	(285,123,567)	(285,123,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,544,423)	$(17,544,423)	41,409,325	$41,409,325
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	468,967,133	$468,967,133	239,975,457	$239,975,457
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$11,564,154	$5,299,208
Ordinary income[1]	$289	$50,370
Long-term capital gains	$3,472	$72,035
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$7,361
Undistributed ordinary income[2]	$14,260
Undistributed long-term capital gains	$131,324
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $1,406,425 of its fee and voluntarily reimbursed $489,311 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$408,930	$(102,233)
Cash Series Shares	194,771	(32,462)
TOTAL	$603,701	$(134,695)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $384 fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $2,152 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $488,560,000 and $481,785,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 48.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 9.4% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $3,472.
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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24

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL CASH TRUST, WEALTH SHARES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated California Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Wealth Shares for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,005.90	$1.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.43
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated California Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
33949 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.9%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.6%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Alabama—3.4%
$5,400,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 1.170%, 11/7/2019	$5,400,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 1.150%, 11/7/2019	8,000,000
4,540,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 1.120%, 11/7/2019	4,540,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 1.140%, 11/7/2019	8,750,000
5,250,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 1.150%, 11/7/2019	5,250,000
14,295,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 1.170%, 11/7/2019	14,295,000
		TOTAL	46,235,000
		Arizona—3.0%
5,920,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.180%, 11/6/2019	5,920,000
10,000,000		Maricopa County, AZ, IDA (Banner Health), (Series 2019F) Weekly VRDNs, 1.080%, 11/6/2019	10,000,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 11/7/2019	4,000,000
21,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 1.080%, 11/7/2019	21,000,000
		TOTAL	40,920,000
		Colorado—2.4%
21,490,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), (Series 2016B) Weekly VRDNs, 1.100%, 11/7/2019	21,490,000
12,000,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), (Series 2016D) Weekly VRDNs, 1.100%, 11/1/2019	12,000,000
		TOTAL	33,490,000
		Connecticut—1.4%
4,295,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.150%, 11/7/2019	4,295,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—continued
$3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 1.210%, 11/7/2019	$3,800,000
4,000,000		Connecticut State HEFA (Yale-New Haven Hospital), (Series 2008C) Weekly VRDNs, 1.130%, 11/6/2019	4,000,000
2,900,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.110%, 11/7/2019	2,900,000
4,320,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,320,000
		TOTAL	19,315,000
		Florida—12.0%
4,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 1.180%, 11/7/2019	4,310,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.200%, 11/6/2019	20,000,000
24,855,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.240%, 11/1/2019	24,855,000
3,795,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	3,795,000
14,000,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.140%, 11/6/2019	14,000,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.150%, 11/6/2019	8,770,000
35,230,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/6/2019	35,230,000
9,965,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.300%, Mandatory Tender 11/6/2019	9,965,000
9,300,000		Miami-Dade County, FL Seaport, (Series 2014A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.130%, 11/7/2019	9,300,000
15,245,000		Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs, (TD Bank, N.A. LOC), 1.140%, 11/6/2019	15,245,000
7,450,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 11/7/2019	7,450,000
1,105,000		Pinellas County, FL Health Facility Authority (Baycare Health System), (Series 2009A-1) Daily VRDNs, (U.S. Bank, N.A. LOC), 1.240%, 11/1/2019	1,105,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.130%, 11/7/2019	10,000,000
		TOTAL	164,025,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—3.7%
$13,500,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.090%, 11/7/2019	$13,500,000
3,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 1.250%, 11/7/2019	3,000,000
28,845,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.080%, 11/6/2019	28,845,000
4,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.120%, 11/6/2019	4,000,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.070%, 11/7/2019	2,000,000
		TOTAL	51,345,000
		Illinois—5.5%
23,000,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 11/6/2019	23,000,000
14,125,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.180%, 11/6/2019	14,125,000
10,845,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.180%, 11/6/2019	10,845,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.130%, 11/7/2019	2,350,000
2,015,000		Illinois Finance Authority (Northwest Community Hospital), (Series 2008C) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.140%, 11/7/2019	2,015,000
18,330,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs, (Bank of America N.A. LOC), 1.110%, 11/7/2019	18,330,000
5,305,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 1.140%, 11/7/2019	5,305,000
		TOTAL	75,970,000
		Indiana—3.4%
30,250,000		Indiana State Finance Authority (Trinity Healthcare Credit Group), (Series 2008D-1) Weekly VRDNs, 1.130%, 11/7/2019	30,250,000
3,275,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 1.180%, 11/7/2019	3,275,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 1.290%, 11/1/2019	5,415,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$8,460,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.180%, 11/7/2019	$8,460,000
		TOTAL	47,400,000
		Iowa—2.5%
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 1.140%, 11/6/2019	6,500,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.150%, 11/7/2019	27,100,000
750,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 1.110%, 11/7/2019	750,000
		TOTAL	34,350,000
		Louisiana—3.3%
30,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 1.300%, 11/1/2019	30,000,000
8,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	8,000,000
3,425,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	3,425,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	3,350,000
		TOTAL	44,775,000
		Maryland—0.0%
685,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 1.180%, 11/7/2019	685,000
		Massachusetts—0.6%
8,240,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/7/2019	8,240,000
		Michigan—2.7%
7,765,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 11/6/2019	7,765,000
4,430,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.120%, 11/7/2019	4,430,000
3,355,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs, (Citibank N.A., New York LOC), 1.100%, 11/7/2019	3,355,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.160%, 11/7/2019	$4,100,000
12,830,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/7/2019	12,830,000
4,240,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/7/2019	4,240,000
		TOTAL	36,720,000
		Minnesota—2.2%
17,520,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.150%, 11/7/2019	17,520,000
8,500,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2016) Weekly VRDNs, 1.070%, 11/6/2019	8,500,000
4,650,000		St. Louis Park, MN (Parkshore Senior Camput, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.200%, 11/7/2019	4,650,000
		TOTAL	30,670,000
		Mississippi—2.5%
34,075,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.270%, 11/7/2019	34,075,000
		Missouri—0.2%
2,395,000		Missouri State HEFA (Ascension Health Alliance Senior Credit Group), (Series 2008 C-5) Weekly VRDNs, 1.130%, 11/6/2019	2,395,000
		Multi-State—5.5%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.190%, 11/7/2019	24,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.170%, 11/7/2019	9,000,000
22,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.190%, 11/7/2019	22,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 1.200%, 11/7/2019	20,000,000
		TOTAL	75,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 1.150%, 11/7/2019	1,400,000
		Nevada—0.5%
7,400,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2010 Series F-2) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.110%, 11/6/2019	7,400,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—18.0%
$2,200,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.310%, 11/1/2019	$2,200,000
23,750,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 1.310%, 11/1/2019	23,750,000
7,755,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.330%, 11/1/2019	7,755,000
37,675,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.110%, 11/7/2019	37,675,000
5,725,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	5,725,000
44,170,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.280%, 11/1/2019	44,170,000
17,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured subseries C-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	17,000,000
18,550,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.110%, 11/7/2019	18,550,000
5,300,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.100%, 11/7/2019	5,300,000
12,205,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.320%, 11/1/2019	12,205,000
10,000,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.110%, 11/7/2019	10,000,000
3,115,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 1.220%, 11/1/2019	3,115,000
3,775,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 1.290%, 11/1/2019	3,775,000
10,000,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	10,000,000
1,115,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.200%, 11/1/2019	1,115,000
6,500,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 1.120%, 11/6/2019	6,500,000
4,400,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	4,400,000
26,500,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	26,500,000
6,550,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.110%, 11/7/2019	6,550,000
		TOTAL	246,285,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—1.4%
$9,300,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.380%, 11/1/2019	$9,300,000
8,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.380%, 11/1/2019	8,000,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.150%, 11/7/2019	1,785,000
		TOTAL	19,085,000
		Ohio—2.9%
5,000,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.110%, 11/7/2019	5,000,000
3,600,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.080%, 11/7/2019	3,600,000
19,100,000		Hamilton County, OH Hospital Facilities Authority (Cincinnati Children's Hospital Medical Center), (Series 2018Z) Weekly VRDNs, 1.110%, 11/7/2019	19,100,000
3,100,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.140%, 11/7/2019	3,100,000
1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.140%, 11/7/2019	1,210,000
8,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019E) Daily VRDNs, 1.230%, 11/1/2019	8,000,000
		TOTAL	40,010,000
		Pennsylvania—5.2%
7,430,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.140%, 11/7/2019	7,430,000
12,700,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.140%, 11/7/2019	12,700,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.150%, 11/7/2019	2,500,000
200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.150%, 11/7/2019	200,000
12,055,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.150%, 11/7/2019	12,055,000
6,000,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 1.120%, 11/7/2019	6,000,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$7,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 1.110%, 11/7/2019	$7,000,000
10,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.150%, 11/7/2019	10,000,000
1,100,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.240%, 11/1/2019	1,100,000
12,500,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	12,500,000
		TOTAL	71,485,000
		Tennessee—2.2%
5,100,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/6/2019	5,100,000
16,235,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	16,235,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/7/2019	8,305,000
		TOTAL	29,640,000
		Texas—5.9%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.210%, 11/7/2019	2,800,000
14,335,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.150%, 11/7/2019	14,335,000
18,500,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 1.140%, 11/7/2019	18,500,000
44,815,000		Texas State, Veterans Bonds (Series 2018) Weekly VRDNs, (FHLB of Dallas LIQ), 1.250%, 11/6/2019	44,815,000
		TOTAL	80,450,000
		Utah—3.9%
25,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 1.220%, 11/6/2019	25,000,000
26,345,000		Murray City, UT (IHC Health Services, Inc.), (Series 2003B) Weekly VRDNs, 1.120%, 11/7/2019	26,345,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 11/7/2019	2,000,000
		TOTAL	53,345,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Vermont—0.9%
$12,000,000		Vermont Educational and Health Buildings Financing Agency (Fletcher Allen Health Care, Inc.), (Series 2008A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.120%, 11/6/2019	$12,000,000
		Virginia—0.3%
4,500,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 1.280%, 11/1/2019	4,500,000
		Washington—1.8%
2,475,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.100%, 11/6/2019	2,475,000
22,000,000		Port of Tacoma, WA, (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	22,000,000
		TOTAL	24,475,000
		West Virginia—1.7%
23,700,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/7/2019	23,700,000
		Wisconsin—0.5%
6,945,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 1.150%, 11/7/2019	6,945,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT IDENTIFIED COST)[2]	1,366,430,000
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	5,014,064
		TOTAL NET ASSETS—100%	$1,371,444,064
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2016[1]
	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0137	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%[3]
Net investment income	1.36%	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$855,998	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.00
Income From Investment Operations:
Net investment income	0.0142	0.0119	0.0064	0.0020	—
Net realized gain (loss)	—	—	—	(0.0000)[1]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0142	0.0119	0.0064	0.0020	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0142)	(0.0119)	(0.0064)	(0.0020)	—
Distributions from net realized gain	—	—	—	(0.0000)[1]	—
TOTAL DISTRIBUTIONS	(0.0142)	(0.0119)	(0.0064)	(0.0020)	—
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.00
Total Return[3]	1.43%	1.20%	0.64%	0.25%	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.15%	0.14%	0.12%
Net investment income	1.42%	1.21%	0.65%	0.26%	0.00%
Expense waiver/reimbursement[4]	0.16%	0.18%	0.20%	0.36%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$515,446	$420,808	$254,460	$155,223	$59,784
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at identified cost and fair value		$1,366,430,000
Cash		5,098,148
Income receivable		1,579,475
Receivable for shares sold		4,916,093
TOTAL ASSETS		1,378,023,716
Liabilities:
Payable for investments purchased	$5,005,240
Payable for shares redeemed	653,223
Income distribution payable	726,854
Payable for investment adviser fee (Note 5)	1,529
Payable for administrative fees (Note 5)	2,954
Payable for other service fees (Note 2)	33,156
Accrued expenses (Note 5)	156,696
TOTAL LIABILITIES		6,579,652
Net assets for 1,371,441,414 shares outstanding		$1,371,444,064
Net Assets Consist of:
Paid-in capital		$1,371,441,414
Total distributable earnings (loss)		2,650
TOTAL NET ASSETS		$1,371,444,064
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$855,998,438 ÷ 856,000,007 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$515,445,626 ÷ 515,441,407 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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14

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest		$18,893,578
Expenses:
Investment adviser fee (Note 5)	$2,413,104
Administrative fee (Note 5)	958,441
Custodian fees	43,892
Transfer agent fee	54,283
Directors'/Trustees' fees (Note 5)	8,045
Auditing fees	20,400
Legal fees	10,261
Portfolio accounting fees	188,754
Other service fees (Note 2)	352,675
Share registration costs	71,458
Printing and postage	19,137
Miscellaneous (Note 5)	33,907
TOTAL EXPENSES	4,174,357
Waiver of investment adviser fee (Note 5)	(1,952,733)
Net expenses		2,221,624
Net investment income		16,671,954
Change in net assets resulting from operations		$16,671,954
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,671,954	$8,844,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,671,954	8,844,391
Distributions to Shareholders:
Institutional Shares	(9,572,444)	(4,698,956)
Premier Shares	(7,103,992)	(4,138,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,676,436)	(8,837,381)
Share Transactions:
Proceeds from sale of shares	3,381,084,951	2,446,160,623
Net asset value of shares issued to shareholders in payment of distributions declared	8,199,101	4,918,921
Cost of shares redeemed	(3,032,691,453)	(1,991,958,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	356,592,599	459,121,250
Change in net assets	356,588,117	459,128,260
Net Assets:
Beginning of period	1,014,855,947	555,727,687
End of period	$1,371,444,064	$1,014,855,947
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,952,733 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$352,675
For the year ended October 31, 2019, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,456,449,182	$1,456,449,182	946,254,469	$946,254,469
Shares issued to shareholders in payment of distributions declared	3,655,957	3,655,957	1,994,471	1,994,471
Shares redeemed	(1,198,149,322)	(1,198,149,322)	(655,473,061)	(655,473,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	261,955,817	$261,955,817	292,775,879	$292,775,879

Year Ended October 31	2019		2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,924,635,769	$1,924,635,769	1,499,906,154	$1,499,906,154
Shares issued to shareholders in payment of distributions declared	4,543,144	4,543,144	2,924,450	2,924,450
Shares redeemed	(1,834,542,131)	(1,834,542,131)	(1,336,485,233)	(1,336,485,233)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	94,636,782	$94,636,782	166,345,371	$166,345,371
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	356,592,599	$356,592,599	459,121,250	$459,121,250
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20

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$16,676,436	$8,837,381
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$2,686
Capital loss carryforwards	$(36)
At October 31, 2019, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $1,952,733 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,569,915,000 and $878,880,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL TAX-FREE CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Institutional Tax-Free Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,006.50	$1.01
Premier Shares	$1,000	$1,006.80	$0.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Premier Shares	$1,000	$1,024.40	$0.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.15%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Tax-Free Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members
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perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered
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the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different
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products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the
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Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the
Annual Shareholder Report
39

information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
41

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
29452 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Institutional | FFTXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.9%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.6%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Alabama—3.4%
$5,400,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 1.170%, 11/7/2019	$5,400,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 1.150%, 11/7/2019	8,000,000
4,540,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 1.120%, 11/7/2019	4,540,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 1.140%, 11/7/2019	8,750,000
5,250,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 1.150%, 11/7/2019	5,250,000
14,295,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 1.170%, 11/7/2019	14,295,000
		TOTAL	46,235,000
		Arizona—3.0%
5,920,000		Arizona Health Facilities Authority (Dignity Health (Catholic Healthcare West)), (2008 Series A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.180%, 11/6/2019	5,920,000
10,000,000		Maricopa County, AZ, IDA (Banner Health), (Series 2019F) Weekly VRDNs, 1.080%, 11/6/2019	10,000,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 1.160%, 11/7/2019	4,000,000
21,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 1.080%, 11/7/2019	21,000,000
		TOTAL	40,920,000
		Colorado—2.4%
21,490,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), (Series 2016B) Weekly VRDNs, 1.100%, 11/7/2019	21,490,000
12,000,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), (Series 2016D) Weekly VRDNs, 1.100%, 11/1/2019	12,000,000
		TOTAL	33,490,000
		Connecticut—1.4%
4,295,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.150%, 11/7/2019	4,295,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—continued
$3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 1.210%, 11/7/2019	$3,800,000
4,000,000		Connecticut State HEFA (Yale-New Haven Hospital), (Series 2008C) Weekly VRDNs, 1.130%, 11/6/2019	4,000,000
2,900,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.110%, 11/7/2019	2,900,000
4,320,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,320,000
		TOTAL	19,315,000
		Florida—12.0%
4,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 1.180%, 11/7/2019	4,310,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.200%, 11/6/2019	20,000,000
24,855,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.240%, 11/1/2019	24,855,000
3,795,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/7/2019	3,795,000
14,000,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.140%, 11/6/2019	14,000,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.150%, 11/6/2019	8,770,000
35,230,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.160%, 11/6/2019	35,230,000
9,965,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.300%, Mandatory Tender 11/6/2019	9,965,000
9,300,000		Miami-Dade County, FL Seaport, (Series 2014A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.130%, 11/7/2019	9,300,000
15,245,000		Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs, (TD Bank, N.A. LOC), 1.140%, 11/6/2019	15,245,000
7,450,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.120%, 11/7/2019	7,450,000
1,105,000		Pinellas County, FL Health Facility Authority (Baycare Health System), (Series 2009A-1) Daily VRDNs, (U.S. Bank, N.A. LOC), 1.240%, 11/1/2019	1,105,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.130%, 11/7/2019	10,000,000
		TOTAL	164,025,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—3.7%
$13,500,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.090%, 11/7/2019	$13,500,000
3,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 1.250%, 11/7/2019	3,000,000
28,845,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.080%, 11/6/2019	28,845,000
4,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.120%, 11/6/2019	4,000,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.070%, 11/7/2019	2,000,000
		TOTAL	51,345,000
		Illinois—5.5%
23,000,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 11/6/2019	23,000,000
14,125,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.180%, 11/6/2019	14,125,000
10,845,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.180%, 11/6/2019	10,845,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.130%, 11/7/2019	2,350,000
2,015,000		Illinois Finance Authority (Northwest Community Hospital), (Series 2008C) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.140%, 11/7/2019	2,015,000
18,330,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs, (Bank of America N.A. LOC), 1.110%, 11/7/2019	18,330,000
5,305,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 1.140%, 11/7/2019	5,305,000
		TOTAL	75,970,000
		Indiana—3.4%
30,250,000		Indiana State Finance Authority (Trinity Healthcare Credit Group), (Series 2008D-1) Weekly VRDNs, 1.130%, 11/7/2019	30,250,000
3,275,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 1.180%, 11/7/2019	3,275,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 1.290%, 11/1/2019	5,415,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$8,460,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.180%, 11/7/2019	$8,460,000
		TOTAL	47,400,000
		Iowa—2.5%
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 1.140%, 11/6/2019	6,500,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.150%, 11/7/2019	27,100,000
750,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 1.110%, 11/7/2019	750,000
		TOTAL	34,350,000
		Louisiana—3.3%
30,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 1.300%, 11/1/2019	30,000,000
8,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	8,000,000
3,425,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	3,425,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.250%, 11/6/2019	3,350,000
		TOTAL	44,775,000
		Maryland—0.0%
685,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 1.180%, 11/7/2019	685,000
		Massachusetts—0.6%
8,240,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/7/2019	8,240,000
		Michigan—2.7%
7,765,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.190%, 11/6/2019	7,765,000
4,430,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.120%, 11/7/2019	4,430,000
3,355,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs, (Citibank N.A., New York LOC), 1.100%, 11/7/2019	3,355,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.160%, 11/7/2019	$4,100,000
12,830,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/7/2019	12,830,000
4,240,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/7/2019	4,240,000
		TOTAL	36,720,000
		Minnesota—2.2%
17,520,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.150%, 11/7/2019	17,520,000
8,500,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2016) Weekly VRDNs, 1.070%, 11/6/2019	8,500,000
4,650,000		St. Louis Park, MN (Parkshore Senior Camput, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.200%, 11/7/2019	4,650,000
		TOTAL	30,670,000
		Mississippi—2.5%
34,075,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.270%, 11/7/2019	34,075,000
		Missouri—0.2%
2,395,000		Missouri State HEFA (Ascension Health Alliance Senior Credit Group), (Series 2008 C-5) Weekly VRDNs, 1.130%, 11/6/2019	2,395,000
		Multi-State—5.5%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.190%, 11/7/2019	24,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.170%, 11/7/2019	9,000,000
22,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.190%, 11/7/2019	22,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP(Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 1.200%, 11/7/2019	20,000,000
		TOTAL	75,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 1.150%, 11/7/2019	1,400,000
		Nevada—0.5%
7,400,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2010 Series F-2) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.110%, 11/6/2019	7,400,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—18.0%
$2,200,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.310%, 11/1/2019	$2,200,000
23,750,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 1.310%, 11/1/2019	23,750,000
7,755,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.330%, 11/1/2019	7,755,000
37,675,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.110%, 11/7/2019	37,675,000
5,725,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	5,725,000
44,170,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.280%, 11/1/2019	44,170,000
17,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured subseries C-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	17,000,000
18,550,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.110%, 11/7/2019	18,550,000
5,300,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.100%, 11/7/2019	5,300,000
12,205,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.320%, 11/1/2019	12,205,000
10,000,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.110%, 11/7/2019	10,000,000
3,115,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs, (MUFG Bank Ltd. LOC), 1.220%, 11/1/2019	3,115,000
3,775,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 1.290%, 11/1/2019	3,775,000
10,000,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.300%, 11/1/2019	10,000,000
1,115,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 1.200%, 11/1/2019	1,115,000
6,500,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 1.120%, 11/6/2019	6,500,000
4,400,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	4,400,000
26,500,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	26,500,000
6,550,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.110%, 11/7/2019	6,550,000
		TOTAL	246,285,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—1.4%
$9,300,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.380%, 11/1/2019	$9,300,000
8,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.380%, 11/1/2019	8,000,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.150%, 11/7/2019	1,785,000
		TOTAL	19,085,000
		Ohio—2.9%
5,000,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.110%, 11/7/2019	5,000,000
3,600,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.080%, 11/7/2019	3,600,000
19,100,000		Hamilton County, OH Hospital Facilities Authority (Cincinnati Children's Hospital Medical Center), (Series 2018Z) Weekly VRDNs, 1.110%, 11/7/2019	19,100,000
3,100,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.140%, 11/7/2019	3,100,000
1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.140%, 11/7/2019	1,210,000
8,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019E) Daily VRDNs, 1.230%, 11/1/2019	8,000,000
		TOTAL	40,010,000
		Pennsylvania—5.2%
7,430,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.140%, 11/7/2019	7,430,000
12,700,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.140%, 11/7/2019	12,700,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.150%, 11/7/2019	2,500,000
200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.150%, 11/7/2019	200,000
12,055,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.150%, 11/7/2019	12,055,000
6,000,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 1.120%, 11/7/2019	6,000,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$7,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 1.110%, 11/7/2019	$7,000,000
10,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.150%, 11/7/2019	10,000,000
1,100,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.240%, 11/1/2019	1,100,000
12,500,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/7/2019	12,500,000
		TOTAL	71,485,000
		Tennessee—2.2%
5,100,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/6/2019	5,100,000
16,235,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	16,235,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/7/2019	8,305,000
		TOTAL	29,640,000
		Texas—5.9%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.210%, 11/7/2019	2,800,000
14,335,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.150%, 11/7/2019	14,335,000
18,500,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 1.140%, 11/7/2019	18,500,000
44,815,000		Texas State, Veterans Bonds (Series 2018) Weekly VRDNs, (FHLB of Dallas LIQ), 1.250%, 11/6/2019	44,815,000
		TOTAL	80,450,000
		Utah—3.9%
25,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 1.220%, 11/6/2019	25,000,000
26,345,000		Murray City, UT (IHC Health Services, Inc.), (Series 2003B) Weekly VRDNs, 1.120%, 11/7/2019	26,345,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.160%, 11/7/2019	2,000,000
		TOTAL	53,345,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Vermont—0.9%
$12,000,000		Vermont Educational and Health Buildings Financing Agency (Fletcher Allen Health Care, Inc.), (Series 2008A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.120%, 11/6/2019	$12,000,000
		Virginia—0.3%
4,500,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 1.280%, 11/1/2019	4,500,000
		Washington—1.8%
2,475,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.100%, 11/6/2019	2,475,000
22,000,000		Port of Tacoma, WA, (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	22,000,000
		TOTAL	24,475,000
		West Virginia—1.7%
23,700,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.170%, 11/7/2019	23,700,000
		Wisconsin—0.5%
6,945,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 1.150%, 11/7/2019	6,945,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT IDENTIFIED COST)[2]	1,366,430,000
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	5,014,064
		TOTAL NET ASSETS—100%	$1,371,444,064
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2016[1]
	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0137	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%[3]
Net investment income	1.36%	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$855,998	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at identified cost and fair value		$1,366,430,000
Cash		5,098,148
Income receivable		1,579,475
Receivable for shares sold		4,916,093
TOTAL ASSETS		1,378,023,716
Liabilities:
Payable for investments purchased	$5,005,240
Payable for shares redeemed	653,223
Income distribution payable	726,854
Payable for investment adviser fee (Note 5)	1,529
Payable for administrative fees (Note 5)	2,954
Payable for other service fees (Note 2)	33,156
Accrued expenses (Note 5)	156,696
TOTAL LIABILITIES		6,579,652
Net assets for 1,371,441,414 shares outstanding		$1,371,444,064
Net Assets Consist of:
Paid-in capital		$1,371,441,414
Total distributable earnings (loss)		2,650
TOTAL NET ASSETS		$1,371,444,064
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$855,998,438 ÷ 856,000,007 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$515,445,626 ÷ 515,441,407 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest		$18,893,578
Expenses:
Investment adviser fee (Note 5)	$2,413,104
Administrative fee (Note 5)	958,441
Custodian fees	43,892
Transfer agent fee	54,283
Directors'/Trustees' fees (Note 5)	8,045
Auditing fees	20,400
Legal fees	10,261
Portfolio accounting fees	188,754
Other service fees (Note 2)	352,675
Share registration costs	71,458
Printing and postage	19,137
Miscellaneous (Note 5)	33,907
TOTAL EXPENSES	4,174,357
Waiver of investment adviser fee (Note 5)	(1,952,733)
Net expenses		2,221,624
Net investment income		16,671,954
Change in net assets resulting from operations		$16,671,954
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,671,954	$8,844,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,671,954	8,844,391
Distributions to Shareholders:
Institutional Shares	(9,572,444)	(4,698,956)
Premier Shares	(7,103,992)	(4,138,425)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,676,436)	(8,837,381)
Share Transactions:
Proceeds from sale of shares	3,381,084,951	2,446,160,623
Net asset value of shares issued to shareholders in payment of distributions declared	8,199,101	4,918,921
Cost of shares redeemed	(3,032,691,453)	(1,991,958,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	356,592,599	459,121,250
Change in net assets	356,588,117	459,128,260
Net Assets:
Beginning of period	1,014,855,947	555,727,687
End of period	$1,371,444,064	$1,014,855,947
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. The financial highlights of the Premier Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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16

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,952,733 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$352,675
For the year ended October 31, 2019, the Fund's Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
18

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,456,449,182	$1,456,449,182	946,254,469	$946,254,469
Shares issued to shareholders in payment of distributions declared	3,655,957	3,655,957	1,994,471	1,994,471
Shares redeemed	(1,198,149,322)	(1,198,149,322)	(655,473,061)	(655,473,061)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	261,955,817	$261,955,817	292,775,879	$292,775,879

Year Ended October 31	2019		2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,924,635,769	$1,924,635,769	1,499,906,154	$1,499,906,154
Shares issued to shareholders in payment of distributions declared	4,543,144	4,543,144	2,924,450	2,924,450
Shares redeemed	(1,834,542,131)	(1,834,542,131)	(1,336,485,233)	(1,336,485,233)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	94,636,782	$94,636,782	166,345,371	$166,345,371
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	356,592,599	$356,592,599	459,121,250	$459,121,250
Annual Shareholder Report
19

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$16,676,436	$8,837,381
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$2,686
Capital loss carryforwards	$(36)
At October 31, 2019, the Fund had a capital loss carryforward of $36 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $1,952,733 of its fee.
Annual Shareholder Report
20

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,569,915,000 and $878,880,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100.00% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL TAX-FREE CASH TRUST, INSTITUTIONAL SHARES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Institutional Tax-Free Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Institutional Shares for each of the three years in the period then ended and the period from February 26, 2016 through October 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 26, 2016 through October 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trusts internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:	$1,000	$1,006.50	$1.01
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Tax-Free Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members
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perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered
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the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different
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products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the
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Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
Annual Shareholder Report
36

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the
Annual Shareholder Report
37

information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454416 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Ticker GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	62.3%
Municipal Notes	30.3%
Commercial Paper	6.8%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.4%
8-30 Days	3.2%
31-90 Days	18.2%
91-180 Days	7.0%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.4%
		Georgia—99.4%
$ 4,460,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 1.440%, 11/1/2019	$4,460,000
2,300,000		Atlanta, GA Airport Facilities Revenue (Atlanta, GA Airport General Revenue), Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 1.200%, 11/7/2019	2,300,000
2,335,000		Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.150%, 11/7/2019	2,335,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.250%, 11/7/2019	9,750,000
4,850,000		Atlanta, GA, Urban Residential Finance Authority (West End Housing Development), (Series 1995) Weekly VRDNs, (FNMA LOC), 1.310%, 11/7/2019	4,850,000
1,500,000		Brookhaven Development Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.090%, 11/7/2019	1,500,000
5,400,000		Bulloch County, GA Development Authority (Apogee Enterprises, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.240%, 11/7/2019	5,400,000
2,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.420%, 11/1/2019	2,500,000
3,160,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.190%, 11/6/2019	3,160,000
2,384,000		City of Atlanta, GA (Atlanta, GA Airport General Revenue), (Series K-2), CP, (PNC Bank, N.A. LOC), 1.500%, Mandatory Tender 3/23/2020	2,384,000
4,000,000		Cobb County, GA School District, (Series 2019) TANs, 3.000%, 12/18/2019	4,006,755
9,415,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 1.250%, 11/7/2019	9,415,000
7,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 1.250%, 11/7/2019	7,000,000
3,425,000		Dalton-Whitfield County, GA Joint Development Authority (Hamilton Health Care System Obligated Group), CDI Net Liquidity (2018-ZM0577) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	3,425,000
540,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.180%, 11/7/2019	540,000
3,000,000		Fulton County, GA TANs, 2.500%, 12/31/2019	3,005,040
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2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$9,320,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 12/26/2019	$9,320,000
7,500,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.070% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	7,500,709
6,500,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.140%, 11/7/2019	6,500,000
500,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.160%, 11/7/2019	500,000
1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.180%, 11/6/2019	1,245,000
4,350,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.220%, Optional Tender 12/2/2019	4,350,000
5,155,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.220%, Optional Tender 12/2/2019	5,155,000
4,520,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.320%, Optional Tender 11/14/2019	4,520,000
850,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.300%, 11/1/2019	850,000
7,200,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.400%, Mandatory Tender 11/7/2019	7,200,000
500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/7/2019	500,000
5,055,000		Paulding County, GA, Solar Eclipse (Series 2017-0060) TOBs, (U.S. Bank, N.A. LIQ), 1.390%, Optional Tender 11/07/2019	5,055,000
2,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.070%, 11/7/2019	2,000,000
1,000,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.070%, 11/7/2019	1,000,000
1,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.200%, 11/6/2019	1,000,000
2,305,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (SunTrust Bank LOC), 1.190%, 11/6/2019	2,305,000
700,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.200%, 11/6/2019	700,000
6,355,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.200%, 11/6/2019	6,355,000
5,550,000		Savannah, GA Housing Authority (Bradley Pointe Apartments), (Series 2003) Weekly VRDNs, (KeyBank, N.A. LOC), 1.300%, 11/7/2019	5,550,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$2,985,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.200%, 11/7/2019	$2,985,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	140,621,504
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	913,300
		TOTAL NET ASSETS—100%	$141,534,804
Securities that are subject to the federal alternative minimum tax (AMT) represent 38.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
4

The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.009	0.003	0.001	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.009	0.003	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.11%	0.88%	0.35%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.53%	0.53%	0.53%	0.32%[3]	0.12%
Net investment income	1.11%	0.87%	0.35%	0.05%	0.01%
Expense waiver/reimbursement[4]	0.30%	0.34%	0.44%	0.64%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,535	$175,860	$156,551	$98,313	$168,721
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$140,621,504
Cash		729,609
Income receivable		416,621
Receivable for shares sold		160,100
TOTAL ASSETS		141,927,834
Liabilities:
Payable for shares redeemed	$290,941
Payable for investment adviser fee (Note 5)	60
Payable for administrative fee (Note 5)	306
Payable for portfolio accounting fees	36,572
Payable for other service fees (Note 2)	30,392
Payable for printing and postage	16,072
Accrued expenses (Note 5)	18,687
TOTAL LIABILITIES		393,030
Net assets for 141,533,656 shares outstanding		$141,534,804
Net Assets Consist of:
Paid-in capital		$141,533,656
Total distributable earnings (loss)		1,148
TOTAL NET ASSETS		$141,534,804
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$141,534,804 ÷ 141,533,656 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$2,826,390
Expenses:
Investment adviser fee (Note 5)		$516,437
Administrative fee (Note 5)		137,146
Custodian fees		6,466
Transfer agent fee		161,867
Directors'/Trustees' fees (Note 5)		1,620
Auditing fees		20,400
Legal fees		11,214
Portfolio accounting fees		71,604
Other service fees (Note 2)		430,364
Share registration costs		45,065
Printing and postage		24,679
Miscellaneous (Note 5)		5,952
TOTAL EXPENSES		1,432,814
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(504,008)
Reimbursement of other operating expenses	(7,998)
TOTAL WAIVER AND REIMBURSEMENT		(512,006)
Net expenses			920,808
Net investment income			1,905,582
Net realized gain on investments			389
Change in net assets resulting from operations			$1,905,971
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,905,582	$1,732,461
Net realized gain	389	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,905,971	1,732,461
Distributions to Shareholders	(1,905,227)	(1,748,623)
Share Transactions:
Proceeds from sale of shares	375,262,428	367,529,786
Net asset value of shares issued to shareholders in payment of distributions declared	1,872,636	1,743,686
Cost of shares redeemed	(411,460,593)	(349,948,926)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,325,529)	19,324,546
Change in net assets	(34,324,785)	19,308,384
Net Assets:
Beginning of period	175,859,589	156,551,205
End of period	$141,534,804	$175,859,589
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Annual Shareholder Report
10

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $512,006 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2019	2018
Shares sold	375,262,428	367,529,786
Shares issued to shareholders in payment of distributions declared	1,872,636	1,743,686
Shares redeemed	(411,460,593)	(349,948,926)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(34,325,529)	19,324,546
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$1,905,227	$1,732,151
Ordinary income[1]	$—	$16,472
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$759
Undistributed long-term capital gains	$389
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $504,008 of its fee and voluntarily reimbursed $7,998 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $194,576,125 and $183,865,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 56.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 17.1% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Money Market Obligations Trust AND SHAREHOLDERS OF Federated Georgia Municipal Cash Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Georgia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,005.20	$2.68
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.50	$2.70
1	Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Georgia Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
Annual Shareholder Report
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noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance
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when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
29

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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31

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
29506 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	54.8%
Commercial Paper	22.6%
Municipal Notes	22.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	9.0%
31-90 Days	7.9%
91-180 Days	12.4%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Massachusetts—99.9%
$800,000		Ashland, MA, (Series B) BANs, 2.550%, 1/23/2020	$800,801
572,963		Bedford, MA BANs, 3.000%, 12/13/2019	573,824
2,250,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.250%, Optional Tender 11/7/2019	2,250,000
1,560,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), CP, (State Street Bank and Trust Co. LOC), 1.290%, Mandatory Tender 12/3/2019	1,560,000
500,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.100%, 11/7/2019	500,000
810,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs, (Barclays Bank PLC LOC), 1.080%, 11/7/2019	810,000
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,001,160
325,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.130%, 11/6/2019	325,000
2,120,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 1.270%, Optional Tender 2/6/2020	2,120,000
1,000,000		Massachusetts Development Finance Agency (Boston University), (Series U-6E) Daily VRDNs, (TD Bank, N.A. LOC), 1.200%, 11/1/2019	1,000,000
1,800,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.160%, 11/7/2019	1,800,000
3,367,000		Massachusetts Development Finance Agency, (Issue 4), CP, (FHLB of Boston LOC), 1.420%, Mandatory Tender 11/12/2019	3,367,000
605,000		Massachusetts HEFA (Henry Heywood Memorial Hospital), (Series 2009C) Tranche 2 Daily VRDNs, (TD Bank, N.A. LOC), 1.200%, 11/1/2019	605,000
2,000,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.500%, Mandatory Tender 11/1/2019	2,000,000
1,625,000		Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.150%, 11/7/2019	1,625,000
150,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.140%, 11/7/2019	150,000
1,000,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs, (Bank of America N.A. LOC), 1.160%, 11/7/2019	1,000,000
475,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.140%, 11/7/2019	475,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$1,250,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	$1,250,000
5,775,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.200%, 11/6/2019	5,775,000
2,270,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007B) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.200%, 11/6/2019	2,270,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.140%, 11/7/2019	795,000
1,000,000		Massachusetts State Health & Educational Facility (Tufts University), (Series 2008 N-2) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.200%, 11/1/2019	1,000,000
1,000,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/7/2019	1,000,000
367,545		Millis, MA BANs, 3.000%, 11/1/2019	367,545
1,255,387		Randolph, MA BANs, 2.500%, 6/12/2020	1,261,959
1,500,000		University of Massachusetts Building Authority, MA, (Series 2013-B), CP, (U.S. Bank, N.A. LIQ), 1.280%, Mandatory Tender 2/12/2020	1,500,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	37,182,289
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	50,152
		TOTAL NET ASSETS—100%	$37,232,441
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 10/31/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013[2]	0.010
Net realized gain	0.000[3]	—
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.010
Less Distributions:
Distributions from net investment income	(0.013)	(0.010)
Distributions from net realized gain	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.013)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	1.29%	1.02%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%[5]
Net investment income	1.34%	1.16%[5]
Expense waiver/reimbursement[6]	0.43%	0.45%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$732
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010[1]	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	0.000[2]	—	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.05%	0.78%	0.25%	0.07%	0.05%
Ratios to Average Net Assets:
Net expenses	0.60%	0.61%	0.61%	0.32%[4]	0.12%
Net investment income	1.04%	0.72%	0.20%	0.03%	0.01%
Expense waiver/reimbursement[5]	0.48%	0.39%	0.37%	0.57%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,107	$19,628	$50,886	$71,785	$115,844
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006[1]	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	—	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.62%	0.37%	0.05%	0.04%	0.05%
Ratios to Average Net Assets:
Net expenses	1.02%	1.02%	0.81%	0.35%[4]	0.12%
Net investment income	0.64%	0.36%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.65%	0.60%	0.77%	1.14%	1.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,125	$48,133	$42,818	$60,767	$80,123
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$37,182,289
Cash		42,258
Income receivable		123,823
TOTAL ASSETS		37,348,370
Liabilities:
Payable for shares redeemed	$123
Income distribution payable	1,852
Payable to adviser (Note 5)	336
Payable for administrative fee (Note 5)	80
Payable for transfer agent fee	9,383
Payable for legal fees	6,649
Payable for portfolio accounting fees	43,490
Payable for distribution services fee (Note 5)	7,529
Payable for other service fees (Notes 2 and 5)	7,995
Payable for share registration costs	19,746
Payable for printing and postage	16,706
Accrued expenses (Note 5)	2,040
TOTAL LIABILITIES		115,929
Net assets for 37,215,104 shares outstanding		$37,232,441
Net Assets Consist of:
Paid-in capital		$37,215,316
Total distributable earnings (loss)		17,125
TOTAL NET ASSETS		$37,232,441
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$17,106,875 ÷ 17,098,910 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$20,125,466 ÷ 20,116,094 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$975,600
Expenses:
Investment adviser fee (Note 5)		$176,356
Administrative fee (Note 5)		47,230
Custodian fees		3,231
Transfer agent fee		56,586
Directors'/Trustees' fees (Note 5)		791
Auditing fees		20,400
Legal fees		10,731
Portfolio accounting fees		82,631
Distribution services fee (Note 5)		235,059
Other service fees (Notes 2 and 5)		144,182
Share registration costs		62,382
Printing and postage		20,963
Miscellaneous (Note 5)		7,004
TOTAL EXPENSES		867,546
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(176,356)
Waiver/reimbursement of other operating expenses	(171,877)
TOTAL WAIVERS AND REIMBURSEMENT		(348,233)
Net expenses			519,313
Net investment income			456,287
Net realized gain on investments			16,687
Change in net assets resulting from operations			$472,974
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$456,287	$432,100
Net realized gain	16,687	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	472,974	432,100
Distributions to Shareholders:
Wealth Shares	(4,252)	(2,524)
Service Shares	(200,193)	(269,984)
Cash Series Shares	(251,635)	(163,423)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(456,080)	(435,931)
Share Transactions:
Proceeds from sale of shares	168,315,304	234,406,209
Net asset value of shares issued to shareholders in payment of distributions declared	417,629	290,120
Cost of shares redeemed	(200,010,997)	(259,902,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,278,064)	(25,206,072)
Change in net assets	(31,261,170)	(25,209,903)
Net Assets:
Beginning of period	68,493,611	93,703,514
End of period	$37,232,441	$68,493,611
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
The Fund commenced offering Wealth Shares on November 6, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $348,233 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$46,241
Cash Series Shares	97,941
TOTAL	$144,182
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018[1]
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	589,044	$589,044	1,311,180	$1,311,180
Shares redeemed	(1,321,210)	(1,321,210)	(578,914)	(578,914)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(732,166)	$(732,166)	732,266	$732,266
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Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	49,789,838	$49,789,838	67,415,795	$67,415,795
Shares issued to shareholders in payment of distributions declared	167,194	167,194	127,681	127,681
Shares redeemed	(52,486,251)	(52,486,251)	(98,799,007)	(98,799,007)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,529,219)	$(2,529,219)	(31,255,531)	$(31,255,531)

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	117,936,422	$117,936,422	165,679,234	$165,679,234
Shares issued to shareholders in payment of distributions declared	250,435	250,435	162,439	162,439
Shares redeemed	(146,203,536)	(146,203,536)	(160,524,480)	(160,524,480)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(28,016,679)	$(28,016,679)	5,317,193	$5,317,193
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(31,278,064)	$(31,278,064)	(25,206,072)	$(25,206,072)
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$456,080	$432,047
Ordinary income[1]	$—	$699
Long-term capital gains	$—	$3,185
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$438
Undistributed ordinary income[2]	$1,998
Undistributed long-term capital gains	$14,689
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2019, the Adviser voluntarily waived $176,356 of its fee and voluntarily reimbursed $97,441 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$235,059	$(74,436)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $98,838 of fees paid by the Fund.
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Other Service Fees
For the year ended October 31, 2019, FSSC received $263 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.36%, 0.61% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $56,200,000 and $67,295,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 56.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, Citizens Bank, N.A., Providence, was 21.6% of total investments.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100% of the distributions from net investment income was exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASSACHUSETTS MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Massachusetts Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.10	$1.82
Service Shares	$1,000	$1,004.90	$3.03
Cash Series Shares	$1,000	$1,002.80	$5.15
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.40	$1.84
Service Shares	$1,000	$1,022.20	$3.06
Cash Series Shares	$1,000	$1,020.10	$5.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.36%
Service Shares	0.60%
Cash Series Shares	1.02%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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27

Evaluation and Approval of Advisory Contract–May 2019
Federated Massachusetts Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
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noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance
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when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
29519 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.1%
Municipal Notes	24.4%
Commercial Paper	7.1%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.5%
8-30 Days	2.3%
31-90 Days	10.4%
91-180 Days	6.8%
181 Days or more	11.6%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		New York—99.6%
$285,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 1.250%, 11/7/2019	$285,000
4,200,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,200,000
3,000,000		Argyle, NY CSD, (Series 2019) BANs, 2.250%, 6/5/2020	3,009,961
4,840,000		Aurora, NY BANs, 2.375%, 4/2/2020	4,851,616
5,229,500		Batavia Town, NY BANs, 3.000%, 3/12/2020	5,247,990
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	10,000,000
2,075,000		Belfast, NY CSD BANs, 1.750%, 6/26/2020	2,078,059
2,500,000		Binghamton, NY City School District RANs, 2.750%, 1/24/2020	2,503,941
3,779,013		Bradford, NY CSD BANs, 2.000%, 6/26/2020	3,791,621
2,869,000		Burdett Village, NY BANs, 2.375%, 2/19/2020	2,869,000
3,750,000		Canadice, NY BANs, 2.000%, 7/17/2020	3,751,647
2,000,000		Carthage, NY CSD BANs, 1.500%, 6/29/2020	2,002,070
3,000,000		Clayton, NY BANs, 1.500%, 9/9/2020	3,002,521
1,995,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.160%, 11/7/2019	1,995,000
3,595,743		Corning, NY (Town of) BANs, 1.750%, 8/12/2020	3,603,176
3,100,000		Cortland, NY BANs, 2.375%, 4/10/2020	3,107,966
2,000,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/26/2020	2,008,633
8,658,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	8,658,000
3,930,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.220%, 11/7/2019	3,930,000
3,840,000		Fort Edward Union Free School District, NY BANs, 2.000%, 6/19/2020	3,848,822
7,175,000		Glens Falls, NY BANs, 2.000%, 6/5/2020	7,175,000
1,200,000		Heuvelton, NY CSD BANs, 1.500%, 6/25/2020	1,201,073
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	5,030,000
2,075,086		Lloyd, NY BANs, 3.000%, 2/14/2020	2,079,754
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$20,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (2019-XF0806) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	$20,000,000
9,875,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 1.270%, 11/7/2019	9,875,000
1,055,939		Malone, NY CSD BANs, 2.000%, 8/14/2020	1,060,013
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.270%, Optional Tender 2/6/2020	18,445,000
8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.200%, 11/7/2019	8,500,000
3,470,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	3,470,000
3,160,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	3,160,000
6,205,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	6,205,000
2,763,571		Middletown, NY, (2019 Series B) BANs, 1.750%, 10/22/2020	2,774,162
2,560,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.270%, 11/7/2019	2,560,000
3,400,000		Montauk, NY Union Free School District BANs, 2.000%, 6/25/2020	3,415,281
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.180%, 11/7/2019	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,700,000
1,407,680		New Paltz, NY BANs, 1.500%, 9/17/2020	1,409,865
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.080%, 11/7/2019	1,150,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 11/7/2019	685,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,400,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (FNMA LOC), 1.130%, 11/6/2019	$5,400,000
10,000,000		New York City Housing Development Corp. (8 Spruce Street Residential LLC), BAML 3a-7 CE (Series 2019-BAML5009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.160%, 11/7/2019	10,000,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	4,000,000
3,805,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (Series 2019-XF0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	3,805,000
6,525,000		New York City, NY IDA (Convent of the Sacred Heart School of New York), (Series 2002) Monthly VRDNs, (FHLB of San Francisco LOC), 1.520%, 11/7/2019	6,525,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.080%, 11/6/2019	2,000,000
5,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.350%, 11/1/2019	5,500,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.110%, 11/7/2019	990,000
3,585,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.350%, 11/1/2019	3,585,000
5,110,000		New York City, NY Municipal Water Finance Authority, Solar Eclipse (Series 2019-0001) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/16/2020	5,110,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 11/7/2019	9,000,000
1,715,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.260%, 11/1/2019	1,715,000
5,850,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.110%, 11/7/2019	5,850,000
4,185,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.110%, 11/7/2019	4,185,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,345,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.150%, 11/6/2019	$1,345,000
1,720,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 1.150%, 11/6/2019	1,720,000
6,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2018-XF0643) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	6,000,000
475,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.110%, 11/7/2019	475,000
10,000,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.300%, 11/1/2019	10,000,000
16,650,000		New York City, NY, Fiscal 2014 (Subseries I-3) Weekly VRDNs, (Citibank N.A., New York LOC), 1.100%, 11/6/2019	16,650,000
10,000,000		New York City, NY, RBC Muni Products (Series E-133) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	10,000,000
4,885,000		New York City, NY, Solar Eclipse (Series 2017-0057) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/16/2020	4,885,000
2,450,000		New York City, NY, Solar Eclipse 3a-7 (Series 2019-0012) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/23/2020	2,450,000
845,000		New York State Dormitory Authority (City University of New York), Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 11/7/2019	845,000
4,315,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) TOBs, (U.S. Bank, N.A. LIQ), 1.250%, Optional Tender 11/21/2019	4,315,000
5,075,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, 11/7/2019	5,075,000
7,905,000		New York State Dormitory Authority (Rockefeller University), (Series 2008A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 11/7/2019	7,905,000
370,000		New York State Dormitory Authority (St. John's University), (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.080%, 11/7/2019	370,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 11/7/2019	5,600,000
6,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-2) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.110%, 11/6/2019	6,000,000
23,105,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 1.120%, 11/6/2019	23,105,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$950,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	$950,000
11,125,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 1.150%, 11/6/2019	11,125,000
4,450,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.080%, 11/6/2019	4,450,000
1,400,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.110%, 11/6/2019	1,400,000
2,000,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	2,000,000
5,955,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.190%, 11/6/2019	5,955,000
3,335,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.160%, 11/7/2019	3,335,000
10,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/6/2019	10,000,000
8,005,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 11/6/2019	8,005,000
13,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/9/2020	13,100,000
17,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.440%, Mandatory Tender 11/5/2019	17,000,000
3,000,000		New York State Thruway Authority, Tender Option Bond Trust Receipts (Series 2019-XF0829) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.220%, 11/7/2019	3,000,000
2,445,000		New York State Thruway Authority, Tender Option Bond Trust Receipts (Series 2019-ZF0831) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 11/7/2019	2,445,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.150%, 11/7/2019	5,500,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, 11/7/2019	3,245,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$6,890,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XF0634) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.140%, 11/7/2019	$6,890,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	7,500,000
3,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2019-XM0724) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.150%, 11/7/2019	3,000,000
1,400,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs, (TD Bank, N.A. LOC), 1.130%, 11/7/2019	1,400,000
5,160,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 1.150%, 11/7/2019	5,160,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.170%, 11/7/2019	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.160%, 11/7/2019	10,000,000
4,940,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,940,000
7,950,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.980%, 11/1/2019	7,950,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	1,500,000
1,859,000		Owego-Apalachin, NY CSD BANs, 1.750%, 8/21/2020	1,864,435
11,075,000		Port Authority of New York and New Jersey, (Series B), CP, 1.400%, Mandatory Tender 1/15/2020	11,075,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	1,100,000
1,880,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	1,880,000
1,600,000		Rome, NY, (2019 Series A) BANs, 2.000%, 5/29/2020	1,600,000
6,480,000		Salina, NY BANs, 2.250%, 6/13/2020	6,503,383
3,160,039		Stony Point, NY, (Series 2019A) BANs, 1.500%, 8/20/2020	3,165,023
1,190,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.180%, 11/7/2019	1,190,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,000,000		Tuckahoe, NY Union Free School District BANs, 2.000%, 6/5/2020	$2,003,722
4,895,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.220%, 11/7/2019	4,895,000
2,290,000		Van Buren, NY BANs, 3.000%, 1/17/2020	2,293,304
1,255,050		Wappingers, NY CSD BANs, 2.000%, 7/15/2020	1,258,690
3,190,000		Watertown, NY (Town of) BANs, 2.750%, 4/16/2020	3,203,582
2,100,000		Waverly, NY CSD BANs, 1.750%, 6/30/2020	2,103,844
4,538,873		Waverly, NY, (Series 2018) BANs, 2.750%, 12/19/2019	4,538,873
4,766,000		Windham, NY BANs, 2.375%, 5/20/2020	4,779,490
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	579,534,517
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,216,287
		TOTAL NET ASSETS—100%	$581,750,804
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.006	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.33%	1.08%	0.56%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%	0.32%	0.32%	0.22%[3]	0.12%
Net investment income	1.31%	1.10%	0.58%	0.10%	0.01%
Expense waiver/reimbursement[4]	0.17%	0.25%	0.34%	0.40%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$326,684	$211,511	$111,061	$70,496	$215,975
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.009	0.003	0.001	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.009	0.003	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.11%	0.86%	0.34%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.54%	0.54%	0.54%	0.30%[3]	0.12%
Net investment income	1.09%	0.82%	0.35%	0.02%	0.01%
Expense waiver/reimbursement[4]	0.45%	0.55%	0.62%	0.79%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$219,665	$28,662	$64,510	$35,692	$194,225
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.006	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.006	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.87%	0.63%	0.13%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.77%	0.77%	0.76%	0.29%[3]	0.12%
Net investment income	0.87%	0.62%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.22%	0.32%	0.41%	0.81%	0.98%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,952	$9,535	$10,982	$8,457	$65,870
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.38%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	1.02%	1.02%	0.86%	0.36%[3]	0.12%
Net investment income	0.63%	0.33%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.32%	0.42%	0.65%	1.11%	1.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,450	$35,414	$141,388	$172,288	$285,077
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$579,534,517
Cash		122,863
Income receivable		2,239,671
Receivable for shares sold		230,266
TOTAL ASSETS		582,127,317
Liabilities:
Payable for investments purchased	$100,058
Payable for shares redeemed	13,339
Income distribution payable	25,074
Payable for investment adviser fee (Note 5)	2,707
Payable for administrative fees (Note 5)	1,256
Payable for custodian fees	11,937
Payable for transfer agent fee	25,078
Payable for portfolio accounting fees	78,828
Payable for distribution services fee (Note 5)	18,847
Payable for other service fees (Notes 2 and 5)	51,513
Payable for share registration costs	22,798
Payable for printing and postage	17,397
Accrued expenses (Note 5)	7,681
TOTAL LIABILITIES		376,513
Net assets for 581,704,792 shares outstanding		$581,750,804
Net Assets Consist of:
Paid-in capital		$581,704,792
Total distributable earnings (loss)		46,012
TOTAL NET ASSETS		$581,750,804
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$326,684,090 ÷ 326,658,245 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$219,664,826 ÷ 219,647,462 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$9,951,746 ÷ 9,950,958 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$25,450,142 ÷ 25,448,127 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$8,350,124
Expenses:
Investment adviser fee (Note 5)		$1,532,006
Administrative fee (Note 5)		406,989
Custodian fees		19,789
Transfer agent fee		284,789
Directors'/Trustees' fees (Note 5)		3,248
Auditing fees		22,100
Legal fees		13,251
Portfolio accounting fees		150,785
Distribution services fee (Note 5)		699,722
Other service fees (Notes 2 and 5)		576,881
Share registration costs		69,468
Printing and postage		22,202
Miscellaneous (Note 5)		8,438
TOTAL EXPENSES		3,809,668
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(873,901)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(576,518)
TOTAL WAIVERS AND REIMBURSEMENT		(1,450,419)
Net expenses			2,359,249
Net investment income			5,990,875
Net realized gain on investments			40,695
Change in net assets resulting from operations			$6,031,570
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,990,875	$2,409,618
Net realized gain	40,695	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,031,570	2,409,618
Distributions to Shareholders:
Wealth Shares	(3,653,828)	(1,739,804)
Service Shares	(2,023,356)	(409,245)
Cash II Shares	(91,932)	(68,743)
Cash Series Shares	(219,584)	(190,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,988,700)	(2,408,273)
Share Transactions:
Proceeds from sale of shares	998,159,264	590,949,152
Net asset value of shares issued to shareholders in payment of distributions declared	5,636,656	2,227,719
Cost of shares redeemed	(707,209,918)	(635,997,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	296,586,002	(42,820,573)
Change in net assets	296,628,872	(42,819,228)
Net Assets:
Beginning of period	285,121,932	327,941,160
End of period	$581,750,804	$285,121,932
See Notes which are an integral part of the Financial Statements
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17

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,450,419 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$463,163	$(129,406)
Cash II Shares	26,261	—
Cash Series Shares	87,457	—
TOTAL	$576,881	$(129,406)
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	506,187,750	$506,187,750	338,736,312	$338,736,312
Shares issued to shareholders in payment of distributions declared	3,407,502	3,407,502	1,696,840	1,696,840
Shares redeemed	(394,445,382)	(394,445,382)	(239,985,503)	(239,985,503)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	115,149,870	$115,149,870	100,447,649	$100,447,649
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20

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	443,173,878	$443,173,878	108,636,153	$108,636,153
Shares issued to shareholders in payment of distributions declared	1,922,304	1,922,304	280,484	280,484
Shares redeemed	(254,110,633)	(254,110,633)	(144,764,861)	(144,764,861)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	190,985,549	$190,985,549	(35,848,224)	$(35,848,224)

Year Ended October 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	12,141,971	$12,141,971	18,428,713	$18,428,713
Shares issued to shareholders in payment of distributions declared	90,573	90,573	68,484	68,484
Shares redeemed	(11,816,363)	(11,816,363)	(19,944,089)	(19,944,089)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	416,181	$416,181	(1,446,892)	$(1,446,892)

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	36,655,665	$36,655,665	125,147,974	$125,147,974
Shares issued to shareholders in payment of distributions declared	216,277	216,277	181,911	181,911
Shares redeemed	(46,837,540)	(46,837,540)	(231,302,991)	(231,302,991)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(9,965,598)	$(9,965,598)	(105,973,106)	$(105,973,106)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	296,586,002	$296,586,002	(42,820,573)	$(42,820,573)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$5,988,700	$2,406,836
Ordinary income[1]	$—	$1,437
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$5,317
Undistributed ordinary income	$40,695
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Adviser voluntarily waived $873,901 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$463,552	$(389,384)
Cash II Shares	26,273	(5,254)
Cash Series Shares	209,897	(52,474)
TOTAL	$699,722	$(447,112)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $99,611 fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $1,848 and reimbursed $129,406 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $430,880,000 and $324,515,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 41.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.8% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED NEW YORK MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,006.30	$1.62
Service Shares	$1,000	$1,005.20	$2.73
Cash II Shares	$1,000	$1,004.00	$3.89
Cash Series Shares	$1,000	$1,002.80	$5.15
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.60	$1.63
Service Shares	$1,000	$1,022.50	$2.75
Cash II Shares	$1,000	$1,021.30	$3.92
Cash Series Shares	$1,000	$1,020.10	$5.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.54%
Cash II Shares	0.77%
Cash Series Shares	1.02%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated New York Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
29521 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.1%
Municipal Notes	24.4%
Commercial Paper	7.1%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.5%
8-30 Days	2.3%
31-90 Days	10.4%
91-180 Days	6.8%
181 Days or more	11.6%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		New York—99.6%
$285,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 1.250%, 11/7/2019	$285,000
4,200,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,200,000
3,000,000		Argyle, NY CSD, (Series 2019) BANs, 2.250%, 6/5/2020	3,009,961
4,840,000		Aurora, NY BANs, 2.375%, 4/2/2020	4,851,616
5,229,500		Batavia Town, NY BANs, 3.000%, 3/12/2020	5,247,990
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	10,000,000
2,075,000		Belfast, NY CSD BANs, 1.750%, 6/26/2020	2,078,059
2,500,000		Binghamton, NY City School District RANs, 2.750%, 1/24/2020	2,503,941
3,779,013		Bradford, NY CSD BANs, 2.000%, 6/26/2020	3,791,621
2,869,000		Burdett Village, NY BANs, 2.375%, 2/19/2020	2,869,000
3,750,000		Canadice, NY BANs, 2.000%, 7/17/2020	3,751,647
2,000,000		Carthage, NY CSD BANs, 1.500%, 6/29/2020	2,002,070
3,000,000		Clayton, NY BANs, 1.500%, 9/9/2020	3,002,521
1,995,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.160%, 11/7/2019	1,995,000
3,595,743		Corning, NY (Town of) BANs, 1.750%, 8/12/2020	3,603,176
3,100,000		Cortland, NY BANs, 2.375%, 4/10/2020	3,107,966
2,000,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/26/2020	2,008,633
8,658,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	8,658,000
3,930,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.220%, 11/7/2019	3,930,000
3,840,000		Fort Edward Union Free School District, NY BANs, 2.000%, 6/19/2020	3,848,822
7,175,000		Glens Falls, NY BANs, 2.000%, 6/5/2020	7,175,000
1,200,000		Heuvelton, NY CSD BANs, 1.500%, 6/25/2020	1,201,073
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	5,030,000
2,075,086		Lloyd, NY BANs, 3.000%, 2/14/2020	2,079,754
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$20,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (2019-XF0806) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/7/2019	$20,000,000
9,875,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 1.270%, 11/7/2019	9,875,000
1,055,939		Malone, NY CSD BANs, 2.000%, 8/14/2020	1,060,013
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.270%, Optional Tender 2/6/2020	18,445,000
8,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates (2018-ZM0606) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.200%, 11/7/2019	8,500,000
3,470,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	3,470,000
3,160,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	3,160,000
6,205,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	6,205,000
2,763,571		Middletown, NY, (2019 Series B) BANs, 1.750%, 10/22/2020	2,774,162
2,560,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.270%, 11/7/2019	2,560,000
3,400,000		Montauk, NY Union Free School District BANs, 2.000%, 6/25/2020	3,415,281
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.180%, 11/7/2019	8,960,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.170%, 11/7/2019	8,700,000
1,407,680		New Paltz, NY BANs, 1.500%, 9/17/2020	1,409,865
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.080%, 11/7/2019	1,150,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 1.100%, 11/7/2019	685,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,400,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (FNMA LOC), 1.130%, 11/6/2019	$5,400,000
10,000,000		New York City Housing Development Corp. (8 Spruce Street Residential LLC), BAML 3a-7 CE (Series 2019-BAML5009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.160%, 11/7/2019	10,000,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	4,000,000
3,805,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (Series 2019-XF0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	3,805,000
6,525,000		New York City, NY IDA (Convent of the Sacred Heart School of New York), (Series 2002) Monthly VRDNs, (FHLB of San Francisco LOC), 1.520%, 11/7/2019	6,525,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.080%, 11/6/2019	2,000,000
5,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.350%, 11/1/2019	5,500,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.110%, 11/7/2019	990,000
3,585,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.350%, 11/1/2019	3,585,000
5,110,000		New York City, NY Municipal Water Finance Authority, Solar Eclipse (Series 2019-0001) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/16/2020	5,110,000
9,000,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 11/7/2019	9,000,000
1,715,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.260%, 11/1/2019	1,715,000
5,850,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.110%, 11/7/2019	5,850,000
4,185,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.110%, 11/7/2019	4,185,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,345,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.150%, 11/6/2019	$1,345,000
1,720,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs, (GTD by Landesbank Hessen-Thuringen LIQ), 1.150%, 11/6/2019	1,720,000
6,000,000		New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (Series 2018-XF0643) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	6,000,000
475,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.110%, 11/7/2019	475,000
10,000,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.300%, 11/1/2019	10,000,000
16,650,000		New York City, NY, Fiscal 2014 (Subseries I-3) Weekly VRDNs, (Citibank N.A., New York LOC), 1.100%, 11/6/2019	16,650,000
10,000,000		New York City, NY, RBC Muni Products (Series E-133) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.150%, 11/7/2019	10,000,000
4,885,000		New York City, NY, Solar Eclipse (Series 2017-0057) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/16/2020	4,885,000
2,450,000		New York City, NY, Solar Eclipse 3a-7 (Series 2019-0012) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/23/2020	2,450,000
845,000		New York State Dormitory Authority (City University of New York), Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs, (TD Bank, N.A. LOC), 1.100%, 11/7/2019	845,000
4,315,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) TOBs, (U.S. Bank, N.A. LIQ), 1.250%, Optional Tender 11/21/2019	4,315,000
5,075,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, 11/7/2019	5,075,000
7,905,000		New York State Dormitory Authority (Rockefeller University), (Series 2008A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 11/7/2019	7,905,000
370,000		New York State Dormitory Authority (St. John's University), (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.080%, 11/7/2019	370,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 1.150%, 11/7/2019	5,600,000
6,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-2) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.110%, 11/6/2019	6,000,000
23,105,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 1.120%, 11/6/2019	23,105,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$950,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/6/2019	$950,000
11,125,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 1.150%, 11/6/2019	11,125,000
4,450,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.080%, 11/6/2019	4,450,000
1,400,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.110%, 11/6/2019	1,400,000
2,000,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.370%, 11/1/2019	2,000,000
5,955,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.190%, 11/6/2019	5,955,000
3,335,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.160%, 11/7/2019	3,335,000
10,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs, (Bank of America N.A. LIQ), 1.130%, 11/6/2019	10,000,000
8,005,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 11/6/2019	8,005,000
13,100,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.350%, Mandatory Tender 1/9/2020	13,100,000
17,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.440%, Mandatory Tender 11/5/2019	17,000,000
3,000,000		New York State Thruway Authority, Tender Option Bond Trust Receipts (Series 2019-XF0829) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.220%, 11/7/2019	3,000,000
2,445,000		New York State Thruway Authority, Tender Option Bond Trust Receipts (Series 2019-ZF0831) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.150%, 11/7/2019	2,445,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.150%, 11/7/2019	5,500,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, 11/7/2019	3,245,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$6,890,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XF0634) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.140%, 11/7/2019	$6,890,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.150%, 11/7/2019	7,500,000
3,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2019-XM0724) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.150%, 11/7/2019	3,000,000
1,400,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs, (TD Bank, N.A. LOC), 1.130%, 11/7/2019	1,400,000
5,160,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 1.150%, 11/7/2019	5,160,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.170%, 11/7/2019	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.160%, 11/7/2019	10,000,000
4,940,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	4,940,000
7,950,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.980%, 11/1/2019	7,950,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	1,500,000
1,859,000		Owego-Apalachin, NY CSD BANs, 1.750%, 8/21/2020	1,864,435
11,075,000		Port Authority of New York and New Jersey, (Series B), CP, 1.400%, Mandatory Tender 1/15/2020	11,075,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.150%, 11/7/2019	1,100,000
1,880,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.170%, 11/7/2019	1,880,000
1,600,000		Rome, NY, (2019 Series A) BANs, 2.000%, 5/29/2020	1,600,000
6,480,000		Salina, NY BANs, 2.250%, 6/13/2020	6,503,383
3,160,039		Stony Point, NY, (Series 2019A) BANs, 1.500%, 8/20/2020	3,165,023
1,190,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.180%, 11/7/2019	1,190,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,000,000		Tuckahoe, NY Union Free School District BANs, 2.000%, 6/5/2020	$2,003,722
4,895,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.220%, 11/7/2019	4,895,000
2,290,000		Van Buren, NY BANs, 3.000%, 1/17/2020	2,293,304
1,255,050		Wappingers, NY CSD BANs, 2.000%, 7/15/2020	1,258,690
3,190,000		Watertown, NY (Town of) BANs, 2.750%, 4/16/2020	3,203,582
2,100,000		Waverly, NY CSD BANs, 1.750%, 6/30/2020	2,103,844
4,538,873		Waverly, NY, (Series 2018) BANs, 2.750%, 12/19/2019	4,538,873
4,766,000		Windham, NY BANs, 2.375%, 5/20/2020	4,779,490
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	579,534,517
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,216,287
		TOTAL NET ASSETS—100%	$581,750,804
At October 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.006	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.33%	1.08%	0.56%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%	0.32%	0.32%	0.22%[3]	0.12%
Net investment income	1.31%	1.10%	0.58%	0.10%	0.01%
Expense waiver/reimbursement[4]	0.17%	0.25%	0.34%	0.40%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$326,684	$211,511	$111,061	$70,496	$215,975
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$579,534,517
Cash		122,863
Income receivable		2,239,671
Receivable for shares sold		230,266
TOTAL ASSETS		582,127,317
Liabilities:
Payable for investments purchased	$100,058
Payable for shares redeemed	13,339
Income distribution payable	25,074
Payable for investment adviser fee (Note 5)	2,707
Payable for administrative fees (Note 5)	1,256
Payable for custodian fees	11,937
Payable for transfer agent fee	25,078
Payable for portfolio accounting fees	78,828
Payable for distribution services fee (Note 5)	18,847
Payable for other service fees (Notes 2 and 5)	51,513
Payable for share registration costs	22,798
Payable for printing and postage	17,397
Accrued expenses (Note 5)	7,681
TOTAL LIABILITIES		376,513
Net assets for 581,704,792 shares outstanding		$581,750,804
Net Assets Consist of:
Paid-in capital		$581,704,792
Total distributable earnings (loss)		46,012
TOTAL NET ASSETS		$581,750,804
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$326,684,090 ÷ 326,658,245 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$219,664,826 ÷ 219,647,462 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$9,951,746 ÷ 9,950,958 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$25,450,142 ÷ 25,448,127 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$8,350,124
Expenses:
Investment adviser fee (Note 5)		$1,532,006
Administrative fee (Note 5)		406,989
Custodian fees		19,789
Transfer agent fee		284,789
Directors'/Trustees' fees (Note 5)		3,248
Auditing fees		22,100
Legal fees		13,251
Portfolio accounting fees		150,785
Distribution services fee (Note 5)		699,722
Other service fees (Notes 2 and 5)		576,881
Share registration costs		69,468
Printing and postage		22,202
Miscellaneous (Note 5)		8,438
TOTAL EXPENSES		3,809,668
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(873,901)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(576,518)
TOTAL WAIVERS AND REIMBURSEMENT		(1,450,419)
Net expenses			2,359,249
Net investment income			5,990,875
Net realized gain on investments			40,695
Change in net assets resulting from operations			$6,031,570
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,990,875	$2,409,618
Net realized gain	40,695	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,031,570	2,409,618
Distributions to Shareholders:
Wealth Shares	(3,653,828)	(1,739,804)
Service Shares	(2,023,356)	(409,245)
Cash II Shares	(91,932)	(68,743)
Cash Series Shares	(219,584)	(190,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,988,700)	(2,408,273)
Share Transactions:
Proceeds from sale of shares	998,159,264	590,949,152
Net asset value of shares issued to shareholders in payment of distributions declared	5,636,656	2,227,719
Cost of shares redeemed	(707,209,918)	(635,997,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	296,586,002	(42,820,573)
Change in net assets	296,628,872	(42,819,228)
Net Assets:
Beginning of period	285,121,932	327,941,160
End of period	$581,750,804	$285,121,932
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,450,419 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$463,163	$(129,406)
Cash II Shares	26,261	—
Cash Series Shares	87,457	—
TOTAL	$576,881	$(129,406)
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	506,187,750	$506,187,750	338,736,312	$338,736,312
Shares issued to shareholders in payment of distributions declared	3,407,502	3,407,502	1,696,840	1,696,840
Shares redeemed	(394,445,382)	(394,445,382)	(239,985,503)	(239,985,503)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	115,149,870	$115,149,870	100,447,649	$100,447,649
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Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	443,173,878	$443,173,878	108,636,153	$108,636,153
Shares issued to shareholders in payment of distributions declared	1,922,304	1,922,304	280,484	280,484
Shares redeemed	(254,110,633)	(254,110,633)	(144,764,861)	(144,764,861)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	190,985,549	$190,985,549	(35,848,224)	$(35,848,224)

Year Ended October 31	2019		2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	12,141,971	$12,141,971	18,428,713	$18,428,713
Shares issued to shareholders in payment of distributions declared	90,573	90,573	68,484	68,484
Shares redeemed	(11,816,363)	(11,816,363)	(19,944,089)	(19,944,089)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	416,181	$416,181	(1,446,892)	$(1,446,892)

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	36,655,665	$36,655,665	125,147,974	$125,147,974
Shares issued to shareholders in payment of distributions declared	216,277	216,277	181,911	181,911
Shares redeemed	(46,837,540)	(46,837,540)	(231,302,991)	(231,302,991)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(9,965,598)	$(9,965,598)	(105,973,106)	$(105,973,106)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	296,586,002	$296,586,002	(42,820,573)	$(42,820,573)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$5,988,700	$2,406,836
Ordinary income[1]	$—	$1,437
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$5,317
Undistributed ordinary income	$40,695
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Adviser voluntarily waived $873,901 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$463,552	$(389,384)
Cash II Shares	26,273	(5,254)
Cash Series Shares	209,897	(52,474)
TOTAL	$699,722	$(447,112)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $99,611 fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $1,848 and reimbursed $129,406 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $430,880,000 and $324,515,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 41.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 6.8% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF Federated NEW YORK MUNICIPAL CASH TRUST, WEALTH shares:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated New York Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights of the Wealth Shares for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,006.30	$1.62
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.60	$1.63
1	Expenses are equal to the Fund's annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated New York Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
33956 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.2%
Municipal Notes	9.6%
Commercial Paper	4.7%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	0.0%
31-90 Days	26.3%
91-180 Days	0.0%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		Pennsylvania—99.5%
$3,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 1.240%, 11/7/2019	$3,400,000
1,500,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.220%, 11/7/2019	1,500,000
2,500,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.190%, 11/7/2019	2,500,000
1,420,000		Berks County, PA IDA (Fleetwood Industries Business Trust), (Series of 2005) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.170%, 11/7/2019	1,420,000
4,995,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.270%, 11/7/2019	4,995,000
3,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 1.240%, 11/7/2019	3,500,000
2,205,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 1.420%, 11/7/2019	2,205,000
900,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.260%, 11/1/2019	900,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 1.250%, 11/7/2019	1,425,000
620,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.220%, 11/7/2019	620,000
5,415,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.270%, 11/7/2019	5,415,000
290,000		North Hills, PA School District, 4.000%, 10/15/2020	297,108
1,245,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.310%, 11/6/2019	1,245,000
175,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.360%, 11/6/2019	175,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/7/2019	1,665,000
750,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 1.120%, 11/7/2019	750,000
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2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$2,575,000		Pennsylvania HFA, (Series 2006-93B) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.180%, 11/6/2019	$2,575,000
3,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2019A) CPXs, 1.260%, Mandatory Tender 1/15/2020	3,000,000
3,250,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 1.270%, 11/7/2019	3,250,000
3,500,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.390%, Optional Tender 12/2/2019	3,500,000
2,400,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,400,000
3,570,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.200%, 11/7/2019	3,570,000
2,845,000		Philadelphia, PA Authority for Industrial Development (Philadelphia College of Osteopathic Medicine), (Series 2018-ZF0693) Weekly VRDNs, (Bank of America N.A. LIQ), 1.140%, 11/7/2019	2,845,000
1,415,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.240%, 11/1/2019	1,415,000
1,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.200%, 11/1/2019	1,000,000
3,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.240%, 11/7/2019	3,500,000
3,000,000		Washington County, PA Hospital Authority (Monongahela Valley Hospital), (Series 2018C) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.190%, 11/7/2019	3,000,000
1,915,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.140%, 11/7/2019	1,915,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[2]	63,982,108
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	318,577
		TOTAL NET ASSETS—100%	$64,300,685
Securities that are subject to the federal alternative minimum tax (AMT) represent 25.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
Annual Shareholder Report
3

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
CPX	—Extendible Commercial Paper
FHLMC	—Federal Home Loan Mortgage Corporation
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.010	0.004	0.001	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.010	0.004	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.012)	(0.009)	(0.004)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.010)	(0.004)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.17%	0.99%	0.38%	0.13%	0.03%
Ratios to Average Net Assets:
Net expenses	0.47%	0.47%	0.47%	0.31%[3]	0.13%
Net investment income	1.17%	0.92%	0.41%	0.06%	0.01%
Expense waiver/reimbursement[4]	0.21%	0.24%	0.30%	0.34%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,834	$29,650	$28,371	$10,015	$44,264
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.008	0.002	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.97%	0.78%	0.18%	0.09%	0.03%
Ratios to Average Net Assets:
Net expenses	0.67%	0.67%	0.67%	0.31%[3]	0.13%
Net investment income	0.97%	0.71%	0.14%	0.02%	0.01%
Expense waiver/reimbursement[4]	0.26%	0.29%	0.35%	0.59%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,346	$15,589	$12,442	$30,951	$103,462
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	0.40%	0.01%	0.06%	0.03%
Ratios to Average Net Assets:
Net expenses	1.06%	1.05%	0.84%	0.36%[3]	0.13%
Net investment income	0.59%	0.32%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.26%	0.31%	0.58%	0.94%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,120	$37,606	$45,288	$51,604	$83,856
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$63,982,108
Cash		265,799
Income receivable		175,660
Receivable for shares sold		3,025
TOTAL ASSETS		64,426,592
Liabilities:
Income distribution payable	$30,016
Payable for investment adviser fee (Note 5)	137
Payable for administrative fee (Note 5)	139
Payable for transfer agent fee	5,894
Payable for portfolio accounting fees	43,734
Payable for distribution services fee (Note 5)	5,827
Payable for other service fees (Notes 2 and 5)	7,103
Payable for share registration costs	11,350
Payable for printing and postage	15,477
Accrued expenses (Note 5)	6,230
TOTAL LIABILITIES		125,907
Net assets for 64,299,919 shares outstanding		$64,300,685
Net Assets Consist of:
Paid-in capital		$64,299,857
Total distributable earnings (loss)		828
TOTAL NET ASSETS		$64,300,685
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$31,834,115 ÷ 31,833,736 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$13,346,129 ÷ 13,345,970 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$19,120,441 ÷ 19,120,213 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$1,359,006
Expenses:
Investment adviser fee (Note 5)		$247,374
Administrative fee (Note 5)		65,810
Custodian fees		3,769
Transfer agent fee		42,136
Directors'/Trustees' fees (Note 5)		970
Auditing fees		20,398
Legal fees		10,659
Portfolio accounting fees		83,212
Distribution services fee (Note 5)		121,418
Other service fees (Notes 2 and 5)		113,676
Share registration costs		59,805
Printing and postage		21,518
Miscellaneous (Note 5)		6,962
TOTAL EXPENSES		797,707
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(171,020)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(25,356)
TOTAL WAIVERS AND REIMBURSEMENT		(196,376)
Net expenses			601,331
Net investment income			757,675
Change in net assets resulting from operations			$757,675
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$757,675	$538,608
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	757,675	538,608
Distributions to Shareholders:
Wealth Shares	(429,859)	(317,831)
Service Shares	(148,627)	(118,576)
Cash Series Shares	(179,062)	(168,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(757,548)	(604,983)
Share Transactions:
Proceeds from sale of shares	229,584,337	268,322,823
Net asset value of shares issued to shareholders in payment of distributions declared	262,253	250,544
Cost of shares redeemed	(248,390,927)	(271,763,638)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,544,337)	(3,190,271)
Change in net assets	(18,544,210)	(3,256,646)
Net Assets:
Beginning of period	82,844,895	86,101,541
End of period	$64,300,685	$82,844,895
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
Annual Shareholder Report
11

relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $196,376 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$38,052	$(7,405)
Cash Series Shares	75,624	—
TOTAL	$113,676	$(7,405)
For the year ended October 31, 2019, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
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12

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	87,005,288	$87,005,288	96,518,559	$96,518,559
Shares issued to shareholders in payment of distributions declared	12,801	12,801	13,394	13,394
Shares redeemed	(84,833,856)	(84,833,856)	(95,231,575)	(95,231,575)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	2,184,233	$2,184,233	1,300,378	$1,300,378
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13

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	46,479,238	$46,479,238	42,504,679	$42,504,679
Shares issued to shareholders in payment of distributions declared	72,200	72,200	69,379	69,379
Shares redeemed	(48,794,752)	(48,794,752)	(39,417,084)	(39,417,084)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,243,314)	$(2,243,314)	3,156,974	$3,156,974

Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	96,099,811	$96,099,811	129,299,585	$129,299,585
Shares issued to shareholders in payment of distributions declared	177,252	177,252	167,771	167,771
Shares redeemed	(114,762,319)	(114,762,319)	(137,114,979)	(137,114,979)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,485,256)	$(18,485,256)	(7,647,623)	$(7,647,623)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(18,544,337)	$(18,544,337)	(3,190,271)	$(3,190,271)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$757,548	$538,032
Long-term capital gains	$—	$66,951
As of October 31, 2019, the component of distributable earnings on a tax-basis was as follows:
Undistributed tax-exempt income	$828
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Adviser voluntarily waived $171,020 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$121,418	$(17,951)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $76,712 fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $12,153 and reimbursed $7,405 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.47%, 0.67% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2020; or (b) the date
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of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $89,635,000 and $124,745,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 70.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.3% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED PENNSYLVANIA MUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Pennsylvania Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.50	$2.38
Service Shares	$1,000	$1,004.50	$3.39
Cash Series Shares	$1,000	$1,002.50	$5.35
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.80	$2.40
Service Shares	$1,000	$1,021.80	$3.41
Cash Series Shares	$1,000	$1,019.90	$5.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.47%
Service Shares	0.67%
Cash Series Shares	1.06%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
29

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
30

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Annual Shareholder Report
31

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
32

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
29418 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.7%
Municipal Notes	16.2%
Commercial Paper	7.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At October 31, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	1.1%
31-90 Days	13.7%
91-180 Days	5.9%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
October 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.0%
		Virginia—97.9%
$4,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.220%, 11/7/2019	$4,000,000
4,785,000		Alexandria, VA, Solar Eclipse (2017-0044) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/9/2020	4,785,000
8,600,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.170%, 11/6/2019	8,600,000
225,000		Arlington County, VA IDA (National Science Teachers Association), (Series 2000A) Weekly VRDNs, (SunTrust Bank LOC), 1.190%, 11/6/2019	225,000
17,150,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 1.170%, 11/7/2019	17,150,000
150,000		Bedford County, VA IDA (David R. Snowman and Carol J. Snowman), (Series 1999) Weekly VRDNs, (SunTrust Bank LOC), 1.240%, 11/6/2019	150,000
8,500,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.270%, 11/7/2019	8,500,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 1.200%, 11/7/2019	8,000,000
7,500,000		Chesapeake Bay Bridge & Tunnel District, VA, Tender Option Bond Trust Certificates (2017-ZM0511) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 1.370%, 11/7/2019	7,500,000
2,210,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (SunTrust Bank LOC), 1.260%, 11/7/2019	2,210,000
12,860,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs, (SunTrust Bank LOC), 1.170%, 11/6/2019	12,860,000
3,690,000		Fairfax County, VA EDA (Young Men's Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.240%, 11/1/2019	3,690,000
9,440,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.120%, 11/7/2019	9,440,000
7,325,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 1.130%, 11/7/2019	7,325,000
3,670,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.150%, 11/7/2019	3,670,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$4,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.120%, 11/7/2019	$4,865,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority (Richfield Place Associates LP), (Series 2001A: Huntington Village Apartments) Weekly VRDNs, (FNMA LOC), 1.160%, 11/7/2019	7,500,000
845,000		Henrico County, VA EDA (JAS-LCS LLC), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.360%, 11/7/2019	845,000
4,040,000		King George County IDA, VA (Garnet of Virginia, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.150%, 11/7/2019	4,040,000
2,000,000		Loudoun County, VA EDA (Stone Springs VA LLC), (Series 2017) TOBs, (GTD by United States Treasury), 1.840%, Mandatory Tender 12/1/2019	2,000,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.090%, 11/6/2019	1,500,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 1.090%, 11/6/2019	1,830,000
4,050,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.120%, 11/6/2019	4,050,000
1,000,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 1.120%, 11/6/2019	1,000,000
250,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2013A) Weekly VRDNs, 1.130%, 11/6/2019	250,000
5,210,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) TOBs, (U.S. Bank, N.A. LIQ), 1.240%, Optional Tender 1/9/2020	5,210,000
5,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.120%, 11/7/2019	5,475,000
2,520,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.160%, 11/7/2019	2,520,000
315,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 1.150%, 11/7/2019	315,000
8,500,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016A) Weekly VRDNs, 1.120%, 11/6/2019	8,500,000
5,000,000		Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, CP, (Bank of America N.A. LOC), 1.440%, Mandatory Tender 11/7/2019	5,000,000
5,840,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.320%, Optional Tender 1/29/2020	5,840,000
4,600,000		Suffolk, VA, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.310%, Optional Tender 1/23/2020	4,600,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.250%, Optional Tender 11/28/2019	$2,000,000
2,000,000		Virginia College Building Authority (University of Richmond), (Series 2004) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 1.100%, 11/6/2019	2,000,000
4,681,000		Virginia Commonwealth University, (Series A), CP, 1.350%, Mandatory Tender 2/5/2020	4,681,000
5,000,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.100%, 11/7/2019	5,000,000
2,750,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.110%, 11/7/2019	2,750,000
1,900,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.220%, 11/1/2019	1,900,000
6,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.320%, Optional Tender 2/3/2020	6,640,000
		TOTAL	188,416,000
		District of Columbia—2.1%
4,000,000		Metropolitan Washington, DC Airports Authority, (Series One), CP, (JPMorgan Chase Bank, N.A. LOC), 1.370%, Mandatory Tender 12/18/2019	4,000,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	192,416,000
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	74,438
		TOTAL NET ASSETS—100%	$192,490,438
Securities that are subject to the federal alternative minimum tax (AMT) represent 31.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.007	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.007	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.010)	(0.007)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.98%	0.75%	0.25%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.66%	0.66%	0.66%	0.33%[3]	0.09%
Net investment income	0.95%	0.73%	0.17%	0.03%	0.01%
Expense waiver/reimbursement[4]	0.17%	0.23%	0.29%	0.57%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$147,979	$110,541	$108,573	$118,843	$165,877
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account this expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	0.36%	0.09%	0.03%	0.01%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	0.81%	0.35%[3]	0.09%
Net investment income	0.58%	0.33%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.39%	0.45%	0.73%	1.15%	1.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,511	$61,479	$87,565	$96,705	$109,464
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
7

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at amortized cost and fair value		$192,416,000
Cash		168,909
Income receivable		431,786
Receivable for shares sold		97,094
TOTAL ASSETS		193,113,789
Liabilities:
Payable for shares redeemed	$478,100
Payable for investment adviser fee (Note 5)	2,716
Payable for administrative fee (Note 5)	417
Payable for portfolio accounting fees	42,814
Payable for distribution services fee (Note 5)	11,018
Payable for other service fees (Notes 2 and 5)	40,860
Payable for printing and postage	16,709
Accrued expenses (Note 5)	30,717
TOTAL LIABILITIES		623,351
Net assets for 192,463,887 shares outstanding		$192,490,438
Net Assets Consist of:
Paid-in capital		$192,463,453
Total distributable earnings (loss)		26,985
TOTAL NET ASSETS		$192,490,438
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$147,979,493 ÷ 147,959,073 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$44,510,945 ÷ 44,504,814 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2019
Investment Income:
Interest			$2,942,086
Expenses:
Investment adviser fee (Note 5)		$543,112
Administrative fee (Note 5)		144,181
Custodian fees		6,238
Transfer agent fee		182,860
Directors'/Trustees' fees (Note 5)		1,559
Auditing fees		20,400
Legal fees		10,918
Portfolio accounting fees		77,591
Distribution services fee (Note 5)		323,915
Other service fees (Notes 2 and 5)		452,296
Share registration costs		46,596
Printing and postage		26,381
Miscellaneous (Note 5)		6,606
TOTAL EXPENSES		1,842,653
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(134,282)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(294,164)
TOTAL WAIVERS AND REIMBURSEMENT		(428,446)
Net expenses			1,414,207
Net investment income			1,527,879
Net realized gain on investments			25,777
Change in net assets resulting from operations			$1,553,656
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,527,879	$1,056,849
Net realized gain	25,777	7,526
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,553,656	1,064,375
Distributions to Shareholders:
Service Shares	(1,216,885)	(817,009)
Cash Series Shares	(318,077)	(271,552)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,534,962)	(1,088,561)
Share Transactions:
Proceeds from sale of shares	402,531,412	400,733,200
Net asset value of shares issued to shareholders in payment of distributions declared	1,533,483	1,086,437
Cost of shares redeemed	(383,613,092)	(425,913,256)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,451,803	(24,093,619)
Change in net assets	20,470,497	(24,117,805)
Net Assets:
Beginning of period	172,019,941	196,137,746
End of period	$192,490,438	$172,019,941
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the
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relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $428,446 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$317,385	$(126,808)
Cash Series Shares	134,911	—
TOTAL	$452,296	$(126,808)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	286,850,366	$286,850,366	226,497,312	$226,497,312
Shares issued to shareholders in payment of distributions declared	1,215,802	1,215,802	816,121	816,121
Shares redeemed	(250,642,841)	(250,642,841)	(225,332,684)	(225,332,684)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	37,423,327	$37,423,327	1,980,749	$1,980,749
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Year Ended October 31	2019		2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	115,681,046	$115,681,046	174,235,888	$174,235,888
Shares issued to shareholders in payment of distributions declared	317,681	317,681	270,316	270,316
Shares redeemed	(132,970,251)	(132,970,251)	(200,580,572)	(200,580,572)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(16,971,524)	$(16,971,524)	(26,074,368)	$(26,074,368)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	20,451,803	$20,451,803	(24,093,619)	$(24,093,619)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Tax-exempt income	$1,527,436	$1,056,535
Ordinary income[1]	$—	$16,307
Long-term capital gains	$7,526	$15,719
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,210
Undistributed long-term capital gains	$25,775
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Adviser voluntarily waived $134,282 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$323,915	$(167,356)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $16,285 of fees paid by the Fund.
Other Service Fees
For the year ended October 31, 2019, FSSC received $307 and reimbursed $126,808 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) March 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $152,410,000 and $136,840,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2019, 57.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.3% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $7,526.
For the year ended October 31, 2019, 100% of the distributions from net investment income was exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF federated VIRGINIA mUNICIPAL CASH TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Virginia Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Money Market Obligations Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,004.40	$3.33
Cash Series Shares	$1,000	$1,002.50	$5.30
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,021.90	$3.36
Cash Series Shares	$1,000	$1,019.90	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.66%
Cash Series Shares	1.05%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Virginia Municipal Cash Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N245
CUSIP 608919825
29509 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $406,660

Fiscal year ended 2018 - $473,390

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $3,500

Fiscal year ended 2018- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,366 and $0 respectively. Fiscal year ended 2019- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $606,377

Fiscal year ended 2018 - $1,154,636

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 20, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019